UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Terry H. Lin, Esq.

TIAA SEPARATE ACCOUNT VA-1

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders.

Stock Index Account

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA Separate Account VA-1’s (the “Separate Account”) annual and semiannual reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the Separate Account electronically anytime by updating your account settings at TIAA.org/eDelivery.

You may elect to receive all future reports in paper free of charge. To do so, you can update your account settings at TIAA.org/eDelivery or call 800-223-1200 during regular business hours to let the Separate Account know you wish to continue receiving paper copies of your reports. Your election to receive reports in paper will apply to all funds held with the Separate Account and any other investment companies within the same group of related investment companies.

Contents

Proposals for action at the 2019 investor meeting	3

Understanding this report	3

Information for contractowners	4

Important information about expenses	5

About the Account’s benchmark	6

Account performance
Stock Index Account	7

Summary portfolio of investments	10

Audited financial statements
Statement of assets and liabilities	14

Statement of operations	15

Statements of changes in net assets	16

Financial highlights	18

Notes to financial statements	20

Report of independent registered public accounting firm	28

Management committee members and officers	30

How to reach us	Inside back cover

Proposals for action at the 2019 investor meeting

We anticipate that the next meeting of investors of the Separate Account will be held in July 2019; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of investors pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the proxy materials for the 2019 investor meeting must be received by the Separate Account’s Corporate Secretary no earlier than January 2, 2019, and no later than March 15, 2019. The submission of a proposal does not assure its inclusion in the Separate Account’s proxy statement or presentation at the meeting. Unless the Separate Account is notified by April 24, 2019, of other matters that may be properly brought before the 2019 investor’s meeting by or on behalf of investors, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

Understanding this report

This annual report contains information about the TIAA Separate Account VA-1 of Teachers Insurance and Annuity Association of America (TIAA) and made available through TIAA’s Teachers Personal Annuity variable annuity contract, and describes the Separate Account’s results for the twelve months ended December 31, 2018. The report contains three main sections:

•	The Separate Account performance section compares the Separate Account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the Separate Account had investments as of December 31, 2018.
•	The financial statements provide detailed information about the operations and financial condition of the Separate Account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Separate Account, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

TIAA Separate Account VA-1 ◾ 2018 Annual Report    3

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 10 of this report.

You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy free of charge.

You can also obtain a complete list of the Separate Account’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You may also call us at 800-223-1200 to request a free copy. A report of how the Separate Account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Separate Account.

4    2018 Annual Report ◾ TIAA Separate Account VA-1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in this report is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2018–December 31, 2018).

Actual expenses

The first line in the table uses the Account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your Account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

TIAA Separate Account VA-1 ◾ 2018 Annual Report    5

Important information about expenses

Expense example

Six months ended December 31, 2018

Stock Index Account	Beginning account value (7/1/18)	Ending account value (12/31/18)	Expenses paid during period* (7/1/18–12/31/18)
Actual return	$1,000.00	$ 915.21	$3.62

5% annual hypothetical return	1,000.00	1,021.42	3.82

*

“Expenses paid during period” is based on the Account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average Account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2018. The Account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The Account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

6    2018 Annual Report ◾ TIAA Separate Account VA-1

Stock Index Account

Performance for the twelve months ended December 31, 2018

The Stock Index Account returned –5.88% for the year, compared with the –5.24% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.

The U.S. economy grew at a solid pace in 2018, while inflation remained moderate. The unemployment rate fell to 3.7%—its lowest level in nearly 50 years—before ending the period at 3.9% on December 31, 2018. Wage growth increased and consumer confidence was strong. The Federal Reserve responded to the growing economy by raising the federal funds target rate four times during the period, increasing the key short-term interest-rate measure to 2.25%–2.50%. Oil prices declined for the year, falling sharply over the final three months of the period. Concerns over rising interest rates, trade tensions with China and a decelerating global economy weighed on markets in the latter months of the period.

The performance of the broad U.S. stock market, as measured by the Russell 3000 Index, was negative across investment styles and capitalization sizes. Growth stocks performed better than value shares, and large-cap stocks surpassed mid-cap and small-cap equities. (Returns by investment style and capitalization size are based on the Russell indexes.)

Financials and industrials led the benchmark’s decline

Eight of the eleven industry sectors in the Russell 3000 Index posted losses for the year. The worst-performing sectors were energy (down 19.8%), materials (down 17.4%) and industrials (down 14.0%). Financials (down 12.7%)—the benchmark’s second-largest sector—detracted most from the index’s return amid concerns that rising short-term interest rates would reduce banks’ profits. Together, these four sectors represented more than one-third of the benchmark’s total market capitalization on December 31, 2018. The sectors with positive performance were health care (up 5.2%), utilities (up 4.5%) and information technology (up 3.1%), which was the index’s largest sector.

For the twelve-month period, four of the benchmark’s five largest stocks outperformed the benchmark’s overall return. Amazon.com performed best with strong double-digit gains, followed by Microsoft. Berkshire Hathaway posted a single-digit rise. Johnson & Johnson declined amid uncertainty about drug prices but outpaced the benchmark’s return. Apple slightly underperformed the index as concerns about U.S.-Chinese trade issues and slowing global growth weighed on the stock.

TIAA Separate Account VA-1 ◾ 2018 Annual Report    7

Stock Index Account

Performance as of December 31, 2018

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years
Stock Index Account	11/1/1994	–5.88%	7.15%	12.39%
Russell 3000 Index	—	–5.24	7.91	13.18

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the Account’s benchmark during the same period.

8    2018 Annual Report ◾ TIAA Separate Account VA-1

Stock Index Account

Portfolio composition

Sector	% of net assets as of 12/31/2018

Information technology	19.7

Health care	15.0

Financials	13.8

Consumer discretionary	10.3

Industrials	9.9

Communication services	9.1

Consumer staples	6.6

Energy	4.9

Real estate	3.9

Utilities	3.3

Materials	3.0

Short-term investments, other assets & liabilities, net	0.5

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2018

More than $50 billion	54.4

More than $15 billion–$50 billion	22.6

More than $2 billion–$15 billion	19.0

$2 billion or less	4.0

Total	100.0

TIAA Separate Account VA-1 ◾ 2018 Annual Report    9

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2018

Shares	Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$7,013	0.8%

BANKS
337,604	Bank of America Corp	8,318	0.9
89,676	Citigroup, Inc	4,668	0.5
121,265	JPMorgan Chase & Co	11,838	1.3
156,002	Wells Fargo & Co	7,189	0.8
	Other	23,398	2.5

		55,411	6.0

CAPITAL GOODS
20,713	3M Co	3,947	0.4
19,692	Boeing Co	6,351	0.7
27,147	Honeywell International, Inc	3,587	0.4
	Other	49,063	5.3

		62,948	6.8

COMMERCIAL & PROFESSIONAL SERVICES		9,709	1.1

CONSUMER DURABLES & APPAREL		11,902	1.3

CONSUMER SERVICES
28,149	McDonald’s Corp	4,998	0.5
	Other	16,276	1.8

		21,274	2.3

DIVERSIFIED FINANCIALS		33,310	3.6

ENERGY
69,106	Chevron Corp	7,518	0.8
153,814	Exxon Mobil Corp	10,489	1.1
	Other	27,430	3.0

		45,437	4.9

FOOD & STAPLES RETAILING
51,930	Walmart, Inc	4,837	0.5
	Other	8,042	0.9

		12,879	1.4

FOOD, BEVERAGE & TOBACCO
139,812	Coca-Cola Co	6,620	0.7
51,496	PepsiCo, Inc	5,689	0.6
56,476	Philip Morris International, Inc	3,770	0.4
	Other	16,985	1.9

		33,064	3.6

HEALTH CARE EQUIPMENT & SERVICES
62,561	Abbott Laboratories	4,525	0.5
49,002	Medtronic plc	4,457	0.5
34,974	UnitedHealth Group, Inc	8,713	0.9
	Other	41,775	4.5

		59,470	6.4

10	2018 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2018

Shares		Company	Value (000)	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
90,740		Procter & Gamble Co	$8,341	0.9%
		Other	6,686	0.7

			15,027	1.6

INSURANCE
70,240	*	Berkshire Hathaway, Inc (Class B)	14,342	1.6
		Other	24,253	2.6

			38,595	4.2

MATERIALS
84,317		DowDuPont, Inc	4,510	0.5
		Other	23,332	2.5

			27,842	3.0

MEDIA & ENTERTAINMENT
10,897	*	Alphabet, Inc (Class A)	11,387	1.2
11,105	*	Alphabet, Inc (Class C)	11,500	1.3
166,233		Comcast Corp (Class A)	5,660	0.6
86,884	*	Facebook, Inc	11,390	1.2
15,163	*	NetFlix, Inc	4,058	0.4
53,869		Walt Disney Co	5,907	0.7
		Other	15,572	1.7

			65,474	7.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
55,644		AbbVie, Inc	5,130	0.6
23,558		Amgen, Inc	4,586	0.5
34,676		Eli Lilly & Co	4,013	0.4
98,029		Johnson & Johnson	12,651	1.4
211,107		Pfizer, Inc	9,215	1.0
95,805		Schering-Plough Corp	7,320	0.8
		Other	35,459	3.8

			78,374	8.5

REAL ESTATE			35,818	3.9

RETAILING
14,862	*	Amazon.com, Inc	22,323	2.4
41,992		Home Depot, Inc	7,215	0.8
		Other	24,867	2.7

			54,405	5.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
15,119		Broadcom, Inc	3,844	0.4
167,539		Intel Corp	7,863	0.9
		Other	21,246	2.3

			32,953	3.6

SOFTWARE & SERVICES
17,995	*	Adobe, Inc	4,071	0.4
33,210		International Business Machines Corp	3,775	0.4

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2018 Annual Report	11

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2018

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES—continued
33,412		MasterCard, Inc (Class A)		$6,303	0.7%
276,926		Microsoft Corp		28,127	3.1
94,143		Oracle Corp		4,251	0.5
43,511	*	PayPal Holdings, Inc		3,659	0.4
64,932		Visa, Inc (Class A)		8,567	0.9
		Other		41,935	4.5

				100,688	10.9

TECHNOLOGY HARDWARE & EQUIPMENT
173,841	d	Apple, Inc		27,421	3.0
166,923		Cisco Systems, Inc		7,233	0.8
		Other		14,157	1.5

				48,811	5.3

TELECOMMUNICATION SERVICES
263,950		AT&T, Inc		7,533	0.8
151,357		Verizon Communications, Inc		8,509	0.9
		Other		2,163	0.3

				18,205	2.0

TRANSPORTATION
26,900		Union Pacific Corp		3,719	0.4
		Other		14,942	1.6

				18,661	2.0

UTILITIES				30,246	3.3

		TOTAL COMMON STOCKS	(Cost $417,196)	917,516	99.5

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $0)	1	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$4,330,000		Federal Home Loan Bank (FHLB)	2.150%, 01/02/19	4,330	0.5

				4,330	0.5

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,765,978	c	State Street Navigator Securities Lending Government Money Market Portfolio	,	4,766	0.5

				4,766	0.5

		TOTAL SHORT-TERM INVESTMENTS	(Cost $9,096)	9,096	1.0

		TOTAL PORTFOLIO	(Cost $426,292)	926,613	100.5
		OTHER ASSETS & LIABILITIES, NET		(4,655)	(0.5)

		NET ASSETS		$921,958	100.0%

12	2018 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	concluded

Stock Index Account  ▪  December 31, 2018

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/18, the aggregate value of securities on loan is $4,611,054.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands) (see Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)

S&P 500 E Mini Index	36	03/15/19	$4,781	$4,509	$(272)

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2018 Annual Report	13

Statement of assets and liabilities

TIAA Separate Account VA-1  ▪  December 31, 2018

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$926,613
Cash	938
Dividends and interest receivable	1,105
Receivable from securities transactions	30
Other	159

Total assets	928,845

LIABILITIES
Investment management fees payable	11
Service agreement fees payable	15
Payable for collateral for securities loaned	4,766
Payable for securities transactions	18
Due to affiliates	1,618
Payable for variation margin on open futures contracts	272
Payable for manager compensation	156
Other	31

Total liabilities	6,887

NET ASSETS
Accumulation Fund	$921,958

Accumulation units outstanding	4,799

Accumulation unit value	$192.10

* Portfolio investments, at cost	$426,292
† Includes securities loaned of	$4,611

14	2018 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations

TIAA Separate Account VA-1  ▪  For the year ended December 31, 2018

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$22,179
Income from securities lending	171
Interest	104

Total income	22,454

EXPENSES
Administrative services	2,102
Investment advisory	3,154
Mortality and expense risk charges	4,205

Total expenses	9,461
Less: Expense waiver by investment adviser	(1,577)

Net expenses	7,884

Net investment income (loss)	14,570

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	55,073
Futures contracts	(203)

Net realized gain (loss) on total investments	54,870

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(124,565)
Futures contracts	(325)

Net change in unrealized appreciation (depreciation) on total investments	(124,890)

Net realized and unrealized gain (loss) on total investments	(70,020)

Net increase (decrease) in net assets from operations	$(55,450)

* Net of foreign withholding taxes	$2

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2018 Annual Report	15

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
(amounts in thousands)	December 31, 2018	December 31, 2017

OPERATIONS
Net investment income (loss)	$14,570	$11,944
Net realized gain (loss) on total investments	54,870	46,726
Net change in unrealized appreciation (depreciation) on total investments	(124,890)	126,180

Net increase (decrease) in net assets from operations	(55,450)	184,850

FROM CONTRACTOWNER TRANSACTIONS
Premiums	20,268	19,045
Withdrawals and death benefits	(103,299)	(95,375)

Net increase (decrease) from contractowner transactions	(83,031)	(76,330)

Net increase (decrease) in net assets	(138,481)	108,520

NET ASSETS
Beginning of period	1,060,439	951,919

End of period	$921,958	$1,060,439

ACCUMULATION UNITS
Units purchased	96	102
Units sold / transferred	(493)	(513)

Outstanding
Beginning of period	5,196	5,607

End of period	4,799	5,196

16	2018 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2018 Annual Report	17

Financial highlights

TIAA Separate Account VA-1

	Selected per accumulation unit data
	Gain (loss) from investment operations
For the year ended	Investment income[a]	Expenses[a]	Net investment income (loss)[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of year

STOCK INDEX ACCOUNT
12/31/18	$4.501	$1.580	$2.921	$(14.924)	$(12.003)	$204.101
12/31/17	3.613	1.395	2.218	32.114	34.332	169.769
12/31/16	3.387	1.173	2.214	15.947	18.161	151.608
12/31/15	3.175	1.150	2.025	(2.347)	(0.322)	151.930
12/31/14	2.761	1.067	1.694	14.236	15.930	136.000

a	Based on average units outstanding.
b	Based on per accumulation unit data.

18	2018 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of year	Total return[b]	Gross expenses	Net expenses	Net investment income (loss)	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of year (in millions)

$192.098	(5.88)%	0.90%	0.75%	1.39%	3%	5	$922
204.101	20.22	0.90	0.75	1.19	5	5	1,060
169.769	11.98	0.90	0.75	1.42	7	6	952
151.608	(0.21)	0.90	0.75	1.32	7	6	925
151.930	11.71	0.90	0.75	1.19	7	7	989

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2018 Annual Report	19

Notes to financial statements

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S. Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files, as a component of the TIAA tax return, a U.S. Federal

20	2018 Annual Report ▪ TIAA Separate Account VA-1

income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open income tax years and has concluded that no provision for income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 removes or modifies certain disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management has early implemented this accounting pronouncement for this annual report. This implementation did not have a material impact on the Account’s financial statements and various filings. Refer to Note 2 for further details.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Account to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets or results of operations.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires Accounts to establish a liquidity risk management program and enhances disclosures regarding account’s liquidity. The requirements of this final rule, in relation to the establishment of the liquidity risk management program and the 15% illiquid investment limit, must be implemented by the December 1, 2018

TIAA Separate Account VA-1 ▪ 2018 Annual Report	21

Notes to financial statements

compliance date. This portion of the implementation did not have a material impact on the Account’s financial statements and various filings. In February 2018, the Commission issued Release No. IC-33142, which delayed certain compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of these provisions on the Account’s financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

22	2018 Annual Report ▪ TIAA Separate Account VA-1

continued

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

The following table summarizes the market value of the Account’s investments as of December 31, 2018, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity investments:
Consumer discretionary	$94,594	$—	$ —	$94,594
Comsumer staples	60,970	—	—	60,970
Health care	137,844	—	1	137,845
Materials	27,840	2	—	27,842
All other equity investments*	596,266	—	—	596,266
Short-term investments	4,766	4,330	—	9,096
Futures contracts**	(272)	—	—	(272)

Total	$922,008	$4,332	$1	$926,341

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

TIAA Separate Account VA-1 ▪ 2018 Annual Report	23

Notes to financial statements

At December 31, 2018, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures contracts	*	$(272)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the year ended December 31, 2018, the effect of derivative contracts on the Account’s Statement of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures contracts	$(203)	$(325)

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Account since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended December 31, 2018, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of December 31, 2018 are disclosed in the Summary portfolio of investments and the full schedule of investments.

24	2018 Annual Report ▪ TIAA Separate Account VA-1

continued

Note 4—investment adviser and affiliates

Teachers Advisors, LLC (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2018, these transactions did not materially impact the Account.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. As of December 31, 2018, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities

TIAA Separate Account VA-1 ▪ 2018 Annual Report	25

Notes to financial statements

lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows (dollar amounts in thousands):

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

$426,292	$543,786	$(43,737)	$500,049

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Account for the year ended December 31, 2018 were as follows (dollar amounts are in thousands):

Non-U.S. government purchases	Non-U.S. government sales

$28,281	$97,200

Note 6—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the

26	2018 Annual Report ▪ TIAA Separate Account VA-1

concluded

program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended December 31, 2018, there were no inter-fund borrowing or lending transactions.

Note 7—line of credit

The Account participates in a $1.25 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 19, 2018 expiring on June 18, 2019, replacing the previous $1.5 billion facility, which expired June 2018. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2018, there were no borrowings under this credit facility by the Account.

Note 8—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

Note 9—legal proceedings

The Account was named as defendant and a putative member of the proposed defendant class of shareholders, or could be added as a defendant, in pending litigation by the Bankruptcy Litigation Trustee for the Tribune Company (Tribune) and certain creditors of Tribune, as a result of its ownership of shares of Tribune in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The plaintiffs in that litigation seek to recover payments of the proceeds of the LBO. The litigation is now part of a multi-district litigation proceeding in the Southern District of New York and the Second Court of Appeals. The Account’s exposure related to this matter is estimated to be 0.06% of net assets as of December 31, 2018.

TIAA Separate Account VA-1 ▪ 2018 Annual Report	27

Report of independent registered public accounting firm

To the Management Committee and Contractowners of the Stock Index Account of TIAA Separate Account VA-1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Stock Index Account of TIAA Separate Account VA-1, (the “Account”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with

28	2018 Annual Report ▪ TIAA Separate Account VA-1

the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 21, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA Separate Account VA-1 ▪ 2018 Annual Report	29

Management committee members and officers (unaudited)

TIAA Separate Account VA-1  ▪  December 31, 2018

Members

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by member	Other directorship(s) held by member
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	89	Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Member	Indefinite term. Member since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management at Northwestern University (2002–2011 and since 2013) and Chair of the Finance Department (2005–2007). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	89	Member of the Board of the Office of Finance, Federal Home Loan Banks.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Member	Indefinite term. Member since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	89	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Member	Indefinite term. Member since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	89	Director of Copper Rock Capital Partners, LLC (investment adviser).

30	2018 Annual Report ▪ TIAA Separate Account VA-1

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Member	Indefinite term. Member since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	89	Director, Commonwealth.
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Management Committee and Member	Indefinite term. Trustee since 2011; Chairman for term ending July 1, 2021. Chairman since 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004), Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	89	Director and Finance and Investment Committee Chair, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Director, ParentSquare; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Member	Indefinite term. Member since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	89	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	89	N/A

TIAA Separate Account VA-1 ▪ 2018 Annual Report	31

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2018

Members—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by member	Other directorship(s) held by member
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Member	Indefinite term. Member since 2006.	Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), Co-Executive Director of the Social Innovation Initiative (since 2015), Director of the AIM Investment Center (2000–2016), Associate Dean for Research (2011–2016), Chairman, Department of Finance, (2002–2011), and Professor, McCombs School of Business, University of Texas at Austin (since 1987).	89	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

32	2018 Annual Report ▪ TIAA Separate Account VA-1

Officers

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Vijay Advani TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1960	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Prior to joining Nuveen, Mr. Advani served as Co-President of Franklin Resources, Inc.-Franklin Templeton Investments.
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary, Head of Corporate, Securities and M&A Group of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the TIAA-CREF Fund Complex.
Carol W. Deckbar TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2017.	Executive Vice President, Institutional Investment and Endowment Services of TIAA and Executive Vice President of CREF and VA-1.
Roger W. Ferguson, Jr. TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, President, Global Investments, TIAA.

TIAA Separate Account VA-1 ▪ 2018 Annual Report	33

Management committee members and officers (unaudited)	concluded

TIAA Separate Account VA-1  ▪  December 31, 2018

Officers—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip T. Rollock TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1962	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Formerly, Senior Managing Director, Deputy Chief Legal Officer and Corporate Secretary of TIAA.
Christopher A. Van Buren TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2018.	Executive Vice President, Chief Risk Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Van Buren served as Managing Director, Group Risk Control of UBS.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Head, TC Fund Administration, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief Human Resources Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

The Funds’ Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, TIAA.org, or by telephone at 800-223-1200.

34	2018 Annual Report ▪ TIAA Separate Account VA-1

How to reach us

TIAA website

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800-223-1200

To apply for a new policy or contract

877-825-0411

8 a.m. to 8 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. TIAA-CREF Individual & Institutional Services, LLC and Nuveen Securities, LLC, members FINRA and SIPC, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. TIAA Separate Account VA-1 is issued by Teachers Insurance and Annuity Association of America (TIAA), New York, NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

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Item 2. Code of Ethics.

2(a) The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $55,945 and $54,580, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2018 and December 31, 2017, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for all other services billed to the Registrant were $3,035 and $3,000, respectively.

For the fiscal years ended December 31, 2018 and December 31, 2017, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2018 and December 31, 2017 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2018 and December 31, 2017, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $229,000 and $208,315, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2018

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.8%
3,669		Adient plc	$55
3,248	*	American Axle & Manufacturing Holdings, Inc	36
7,322		BorgWarner, Inc	254
1,678		Cooper Tire & Rubber Co	54
671	*	Cooper-Standard Holding, Inc	42
5,567		Dana Holding Corp	76
9,462		Delphi Automotive plc	583
1,044	*	Dorman Products, Inc	94
140,555		Ford Motor Co	1,075
1,363	*	Fox Factory Holding Corp	80
2,714	*,e	Garrett Motion, Inc	34
47,547		General Motors Co	1,590
10,320		Gentex Corp	209
1,424	*	Gentherm, Inc	57
8,172		Goodyear Tire & Rubber Co	167
6,307		Harley-Davidson, Inc	215
938		LCI Industries, Inc	63
2,291		Lear Corp	281
1,945	*	Modine Manufacturing Co	21
670	*	Motorcar Parts of America, Inc	11
313	*	Shiloh Industries, Inc	2
1,379		Spartan Motors, Inc	10
843		Standard Motor Products, Inc	41
1,055	*	Stoneridge, Inc	26
1,027		Superior Industries International, Inc	5
2,045		Tenneco, Inc	56
4,980	*	Tesla, Inc	1,657
1,931		Thor Industries, Inc	100
897		Tower International, Inc	21
1,140	*	Visteon Corp	69
1,185		Winnebago Industries, Inc	29

		TOTAL AUTOMOBILES & COMPONENTS	7,013

BANKS - 6.0%
625		1st Source Corp	25
486		Access National Corp	10
255		ACNB Corp	10
444	*	Allegiance Bancshares, Inc	14
374		American National Bankshares, Inc	11
1,390		Ameris Bancorp	44
387		Ames National Corp	10
413		Arrow Financial Corp	13
6,603		Associated Banc-Corp	131
706	*	Atlantic Capital Bancshares, Inc	12
2,322	*	Axos Financial, Inc	59
1,598		Banc of California, Inc	21
666		Bancfirst Corp	33
3,345		BancorpSouth Bank	87
337,604		Bank of America Corp	8,318
601		Bank of Commerce Holdings	7
1,630		Bank of Hawaii Corp	110
468		Bank of Marin Bancorp	19
2,093		Bank of NT Butterfield & Son Ltd	66
4,451		Bank OZK	102
457		BankFinancial Corp	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,119		BankUnited	$123
217		Bankwell Financial Group, Inc	6
1,278		Banner Corp	68
622		Bar Harbor Bankshares	14
385	*	Baycom Corp	9
28,410		BB&T Corp	1,231
361		BCB Bancorp, Inc	4
2,708		Beneficial Bancorp, Inc	39
1,314		Berkshire Hills Bancorp, Inc	35
901		Blue Hills Bancorp, Inc	19
1,053		BOK Financial Corp	77
3,231		Boston Private Financial Holdings, Inc	34
683		Bridge Bancorp, Inc	17
2,984		Brookline Bancorp, Inc	41
630		Bryn Mawr Bank Corp	22
334	*	BSB Bancorp, Inc	9
313		Business First Bancshares, Inc	8
241	*	Byline Bancorp, Inc	4
131		C&F Financial Corp	7
1,724		Cadence BanCorp	29
135		Cambridge Bancorp	11
613		Camden National Corp	22
447		Capital City Bank Group, Inc	10
4,687		Capitol Federal Financial	60
314		Capstar Financial Holdings, Inc	5
555		Carolina Financial Corp	16
2,923		Cathay General Bancorp	98
654		CBTX, Inc	19
3,434		Centerstate Banks of Florida, Inc	72
1,125		Central Pacific Financial Corp	27
383		Central Valley Community Bancorp	7
152		Century Bancorp, Inc	10
2,638		Chemical Financial Corp	97
122		Chemung Financial Corp	5
4,046		CIT Group, Inc	155
89,676		Citigroup, Inc	4,668
533		Citizens & Northern Corp	14
16,885		Citizens Financial Group, Inc	502
597		City Holding Co	40
377		Civista Bancshares, Inc	7
498		CNB Financial Corp	11
359		Codorus Valley Bancorp, Inc	8
2,875		Columbia Banking System, Inc	104
1,738	*	Columbia Financial, Inc	27
6,121		Comerica, Inc	420
3,550		Commerce Bancshares, Inc	200
254		Commerce Union Bancshares, Inc	6
1,925		Community Bank System, Inc	112
837	*	Community Bankers Trust Corp	6
153		Community Financial Corp	5
651		Community Trust Bancorp, Inc	26
1,146		ConnectOne Bancorp, Inc	21
206		County Bancorp, Inc	4
2,189		Cullen/Frost Bankers, Inc	193
1,005	*	Customers Bancorp, Inc	18
4,043		CVB Financial Corp	82
1,325		Dime Community Bancshares	23
1,035	*	Eagle Bancorp, Inc	50
5,381		East West Bancorp, Inc	234
192	*	Entegra Financial Corp	4
314		Enterprise Bancorp, Inc	10
828		Enterprise Financial Services Corp	31
402	*	Equity Bancshares, Inc	14
342		ESSA Bancorp, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,541	*	Essent Group Ltd	$121
171		Evans Bancorp, Inc	6
356		Farmers & Merchants Bancorp, Inc	14
1,013		Farmers National Banc Corp	13
246		FB Financial Corp	9
1,363	*	FCB Financial Holdings, Inc	46
384		Federal Agricultural Mortgage Corp (Class C)	23
863		Fidelity Southern Corp	22
24,249		Fifth Third Bancorp	571
527		Financial Institutions, Inc	14
1,088		First Bancorp (NC)	36
6,201		First Bancorp (Puerto Rico)	53
498		First Bancorp, Inc	13
322		First Bancshares, Inc	10
603		First Bank	7
1,476		First Busey Corp	36
360		First Business Financial Services, Inc	7
295		First Citizens Bancshares, Inc (Class A)	111
3,678		First Commonwealth Financial Corp	44
680		First Community Bancshares, Inc	21
736		First Defiance Financial Corp	18
3,697		First Financial Bancorp	88
2,466		First Financial Bankshares, Inc	142
384		First Financial Corp	15
175		First Financial Northwest, Inc	3
1,098	*	First Foundation, Inc	14
162		First Guaranty Bancshares, Inc	4
2,551		First Hawaiian, Inc	57
11,602		First Horizon National Corp	153
228		First Internet Bancorp	5
951		First Interstate Bancsystem, Inc	35
1,580		First Merchants Corp	54
380		First Mid-Illinois Bancshares, Inc	12
3,920		First Midwest Bancorp, Inc	78
327		First Northwest Bancorp	5
862		First of Long Island Corp	17
5,972		First Republic Bank	519
890	*	Flagstar Bancorp, Inc	24
1,083		Flushing Financial Corp	23
12,570		FNB Corp	124
389	*	Franklin Financial Network, Inc	10
6,701		Fulton Financial Corp	104
903		German American Bancorp, Inc	25
2,999		Glacier Bancorp, Inc	119
412		Great Southern Bancorp, Inc	19
2,200		Great Western Bancorp, Inc	69
688		Green Bancorp, Inc	12
113		Greene County Bancorp, Inc	4
913		Guaranty Bancorp	19
275		Guaranty Bancshares, Inc	8
3,286		Hancock Holding Co	114
1,297		Hanmi Financial Corp	26
406	*	HarborOne Bancorp, Inc	6
953		Heartland Financial USA, Inc	42
1,355		Heritage Commerce Corp	15
1,150		Heritage Financial Corp	34
2,919		Hilltop Holdings, Inc	52
57		Hingham Institution for Savings	11
238		Home Bancorp, Inc	8
6,066		Home Bancshares, Inc	99
698	*	HomeStreet, Inc	15
667		HomeTrust Bancshares, Inc	18
5,041		Hope Bancorp, Inc	60
1,209		Horizon Bancorp	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

323	*	Howard Bancorp, Inc	$5
40,501		Huntington Bancshares, Inc	483
1,963		IBERIABANK Corp	126
350	*,e	Impac Mortgage Holdings, Inc	1
1,031		Independent Bank Corp (MA)	73
863		Independent Bank Corp (MI)	18
679		Independent Bank Group, Inc	31
2,138		International Bancshares Corp	74
299		Investar Holding Corp	7
10,225		Investors Bancorp, Inc	106
121,265		JPMorgan Chase & Co	11,838
4,372		Kearny Financial Corp	56
39,132		Keycorp	578
1,629		Lakeland Bancorp, Inc	24
976		Lakeland Financial Corp	39
378		LCNB Corp	6
1,826		LegacyTexas Financial Group, Inc	59
287	*,e	LendingTree, Inc	63
833		Live Oak Bancshares, Inc	12
5,196		M&T Bank Corp	744
1,072		Macatawa Bank Corp	10
236	*	Malvern Bancorp, Inc	5
3,131		MB Financial, Inc	124
540		MBT Financial Corp	5
640		Mercantile Bank Corp	18
573		Merchants Bancorp	11
1,997		Meridian Bancorp, Inc	29
1,035		Meta Financial Group, Inc	20
229	*	Metropolitan Bank Holding Corp	7
13,096	*	MGIC Investment Corp	137
96		Middlefield Banc Corp	4
582		Midland States Bancorp, Inc	13
334		Midsouth Bancorp, Inc	4
406		MidWestOne Financial Group, Inc	10
280	*	Mr Cooper Group, Inc	3
213		MutualFirst Financial, Inc	6
984		National Bank Holdings Corp	30
257		National Bankshares, Inc	9
405	*	National Commerce Corp	15
1,661		NBT Bancorp, Inc	57
17,474		New York Community Bancorp, Inc	164
301	*	Nicolet Bankshares, Inc	15
2,265	*	NMI Holdings, Inc	40
256		Northeast Bancorp	4
1,643		Northfield Bancorp, Inc	22
280		Northrim BanCorp, Inc	9
3,683		Northwest Bancshares, Inc	62
223		Norwood Financial Corp	7
1,583		OceanFirst Financial Corp	36
1,902		OFG Bancorp	31
160	e	Ohio Valley Banc Corp	6
361		Old Line Bancshares, Inc	10
4,858		Old National Bancorp	75
1,237		Old Second Bancorp, Inc	16
796		Opus Bank	16
568		Origin Bancorp, Inc	19
1,420		Oritani Financial Corp	21
297		Orrstown Financial Services, Inc	5
589	*	Pacific Mercantile Bancorp	4
1,516	*	Pacific Premier Bancorp, Inc	39
4,486		PacWest Bancorp	149
529		Park National Corp	45
198		Parke Bancorp, Inc	4
696		PCSB Financial Corp	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

642		Peapack Gladstone Financial Corp	$16
221		Penns Woods Bancorp, Inc	9
575		PennyMac Financial Services, Inc	12
174		Peoples Bancorp of North Carolina, Inc	4
595		Peoples Bancorp, Inc	18
333		Peoples Financial Services Corp	15
13,504		People’s United Financial, Inc	195
521		People’s Utah Bancorp	16
2,763		Pinnacle Financial Partners, Inc	127
17,181		PNC Financial Services Group, Inc	2,009
3,900		Popular, Inc	184
510		Preferred Bank	22
471		Premier Financial Bancorp, Inc	7
2,586		Prosperity Bancshares, Inc	161
168	*	Provident Bancorp, Inc	4
2,502		Provident Financial Services, Inc	60
279		Prudential Bancorp, Inc	5
472		QCR Holdings, Inc	15
6,822		Radian Group, Inc	112
475		RBB Bancorp	8
41,130		Regions Financial Corp	550
1,629		Renasant Corp	49
364		Republic Bancorp, Inc (Class A)	14
1,873	*	Republic First Bancorp, Inc	11
671		Riverview Bancorp, Inc	5
1,349		S&T Bancorp, Inc	51
1,200		Sandy Spring Bancorp, Inc	38
1,542	*	Seacoast Banking Corp of Florida	40
1,876		ServisFirst Bancshares, Inc	60
497		Shore Bancshares, Inc	7
475		SI Financial Group, Inc	6
370		Sierra Bancorp	9
1,852		Signature Bank	190
2,996		Simmons First National Corp (Class A)	72
275	*	SmartFinancial, Inc	5
1,240		South State Corp	74
228	*	Southern First Bancshares, Inc	7
231		Southern Missouri Bancorp, Inc	8
454		Southern National Bancorp of Virginia, Inc	6
1,068		Southside Bancshares, Inc	34
1,460		State Bank & Trust Co	32
7,815		Sterling Bancorp/DE	129
922		Stock Yards Bancorp, Inc	30
394		Summit Financial Group, Inc	8
16,838		SunTrust Banks, Inc	849
1,944	*	SVB Financial Group	369
4,498		Synovus Financial Corp	144
6,199		TCF Financial Corp	121
286		Territorial Bancorp, Inc	7
1,930	*	Texas Capital Bancshares, Inc	99
1,044		TFS Financial Corp	17
1,514	*	The Bancorp, Inc	12
232		Timberland Bancorp, Inc	5
573		Tompkins Trustco, Inc	43
2,493		TowneBank	60
968		Trico Bancshares	33
943	*	Tristate Capital Holdings, Inc	18
657	*	Triumph Bancorp, Inc	20
3,358		Trustco Bank Corp NY	23
2,619		Trustmark Corp	74
1,796		UMB Financial Corp	110
8,613		Umpqua Holdings Corp	137
2,394		Union Bankshares Corp	68
161		Union Bankshares, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,861		United Bankshares, Inc	$120
2,711		United Community Banks, Inc	58
1,829		United Community Financial Corp	16
2,065		United Financial Bancorp, Inc (New)	30
510		United Security Bancshares	5
266		Unity Bancorp, Inc	6
1,012		Univest Corp of Pennsylvania	22
55,835		US Bancorp	2,552
11,790		Valley National Bancorp	105
558	*	Veritex Holdings, Inc	12
1,098		Walker & Dunlop, Inc	48
3,506		Washington Federal, Inc	94
581		Washington Trust Bancorp, Inc	28
1,032		Waterstone Financial, Inc	17
3,586		Webster Financial Corp	177
156,002		Wells Fargo & Co	7,189
1,949		WesBanco, Inc	72
597		West Bancorporation, Inc	11
1,024		Westamerica Bancorporation	57
3,666	*	Western Alliance Bancorp	145
1,021		Western New England Bancorp, Inc	10
2,157		Wintrust Financial Corp	143
1,176		WSFS Financial Corp	45
7,024		Zions Bancorporation	286

		TOTAL BANKS	55,411

CAPITAL GOODS - 6.8%
20,713		3M Co	3,947
5,419		A.O. Smith Corp	231
1,275		Aaon, Inc	45
1,251		AAR Corp	47
2,301		Actuant Corp (Class A)	48
1,438		Acuity Brands, Inc	165
1,431		Advanced Drainage Systems, Inc	35
5,026	*	Aecom Technology Corp	133
1,316	*	Aegion Corp	21
2,671	*	Aerojet Rocketdyne Holdings, Inc	94
831	*	Aerovironment, Inc	56
2,151		AGCO Corp	120
3,064		Air Lease Corp	93
1,259		Aircastle Ltd	22
374		Alamo Group, Inc	29
1,111		Albany International Corp (Class A)	69
3,351		Allegion plc	267
205		Allied Motion Technologies, Inc	9
3,855		Allison Transmission Holdings, Inc	169
1,249		Altra Holdings, Inc	31
909	*	Ameresco, Inc	13
568	*	American Woodmark Corp	32
8,003		Ametek, Inc	542
1,095		Apogee Enterprises, Inc	33
1,503		Applied Industrial Technologies, Inc	81
15,274		Arconic, Inc	257
1,955	*	Arcosa, Inc	54
555		Argan, Inc	21
822	*	Armstrong Flooring, Inc	10
1,735		Armstrong World Industries, Inc	101
823		Astec Industries, Inc	25
810	*	Astronics Corp	25
1,239	*	Atkore International Group, Inc	25
2,036	*	Axon Enterprise, Inc	89
1,059		AZZ, Inc	43
1,953		Barnes Group, Inc	105
2,363	*	Beacon Roofing Supply, Inc	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

278	*	Blue Bird Corp	$5
325	*,e	BlueLinx Holdings, Inc	8
2,534	*	BMC Stock Holdings, Inc	39
19,692		Boeing Co	6,351
1,640		Briggs & Stratton Corp	21
3,625	*	Builders FirstSource, Inc	40
3,398		BWX Technologies, Inc	130
883	e	Caesarstone Sdot-Yam Ltd	12
520	*	CAI International, Inc	12
2,023		Carlisle Cos, Inc	203
21,117		Caterpillar, Inc	2,683
1,264	*	Chart Industries, Inc	82
647	*	CIRCOR International, Inc	14
3,463	*	Colfax Corp	72
840		Columbus McKinnon Corp	25
1,470		Comfort Systems USA, Inc	64
945	*	Commercial Vehicle Group, Inc	5
1,524	*	Continental Building Products Inc	39
1,769		Crane Co	128
554	*	CSW Industrials, Inc	27
1,041		Cubic Corp	56
5,434		Cummins, Inc	726
1,720		Curtiss-Wright Corp	176
11,837		Deere & Co	1,766
535		DMC Global, Inc	19
4,162		Donaldson Co, Inc	181
932		Douglas Dynamics, Inc	33
5,086		Dover Corp	361
485	*	Ducommun, Inc	18
567	*	DXP Enterprises, Inc	16
1,047	*	Dycom Industries, Inc	57
174		Eastern Co	4
15,754		Eaton Corp	1,082
1,960		EMCOR Group, Inc	117
22,588		Emerson Electric Co	1,350
840		Encore Wire Corp	42
648	*,e	Energous Corp	4
1,368	*,e	Energy Recovery, Inc	9
1,701		EnerSys	132
788	*	Engility Holdings, Inc	22
3,169	*,e	Enphase Energy, Inc	15
830		EnPro Industries, Inc	50
995		ESCO Technologies, Inc	66
1,019	*	Esterline Technologies Corp	124
137	e	EVI Industries, Inc	5
2,773	*	Evoqua Water Technologies Corp	27
10,514		Fastenal Co	550
2,292		Federal Signal Corp	46
5,094		Flowserve Corp	194
4,949		Fluor Corp	159
10,608		Fortive Corp	718
5,630		Fortune Brands Home & Security, Inc	214
499	*	Foundation Building Materials, Inc	4
1,724		Franklin Electric Co, Inc	74
635	*	Freightcar America, Inc	4
3,933	*	Gardner Denver Holdings, Inc	80
1,403	*	Gates Industrial Corp plc	19
1,474		GATX Corp	104
277	*	Gencor Industries, Inc	3
2,385	*	Generac Holdings, Inc	119
9,305		General Dynamics Corp	1,463
315,890		General Electric Co	2,391
1,244	*	Gibraltar Industries, Inc	44
870		Global Brass & Copper Holdings, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

922	*	GMS, Inc	$14
678		Gorman-Rupp Co	22
5,750		Graco, Inc	241
1,261		GrafTech International Ltd	14
470		Graham Corp	11
1,755		Granite Construction, Inc	71
2,253	*	Great Lakes Dredge & Dock Corp	15
1,065		Greenbrier Cos, Inc	42
1,120		Griffon Corp	12
1,293		H&E Equipment Services, Inc	26
4,259		Harris Corp	573
3,062	*	Harsco Corp	61
1,580	*,e	HC2 Holdings, Inc	4
6,880	*	HD Supply Holdings, Inc	258
1,220		HEICO Corp	94
2,602		HEICO Corp (Class A)	164
981	*	Herc Holdings, Inc	25
3,102		Hexcel Corp	178
2,415		Hillenbrand, Inc	92
27,147		Honeywell International, Inc	3,587
2,111		Hubbell, Inc	210
1,578		Huntington Ingalls	300
316		Hurco Cos, Inc	11
404		Hyster-Yale Materials Handling, Inc	25
2,662		IDEX Corp	336
298	*	IES Holdings, Inc	5
12,064		Illinois Tool Works, Inc	1,528
8,744		Ingersoll-Rand plc	798
716		Insteel Industries, Inc	17
3,480		ITT, Inc	168
4,430		Jacobs Engineering Group, Inc	259
2,450	*	JELD-WEN Holding, Inc	35
1,200		John Bean Technologies Corp	86
33,059		Johnson Controls International plc	980
433		Kadant, Inc	35
1,040		Kaman Corp	58
5,716		KBR, Inc	87
3,108		Kennametal, Inc	103
1,868	*,e	KEYW Holding Corp, The	12
2,746	*	Kratos Defense & Security Solutions, Inc	39
2,804		L3 Technologies, Inc	487
246	*	Lawson Products, Inc	8
306	*	LB Foster Co (Class A)	5
1,228		Lennox International, Inc	269
1,943		Lincoln Electric Holdings, Inc	153
408		Lindsay Corp	39
8,988		Lockheed Martin Corp	2,353
674	*	Lydall, Inc	14
1,198	*	Manitowoc Co, Inc	18
11,302		Masco Corp	330
798	*	Masonite International Corp	36
2,577	*	Mastec, Inc	104
2,076		Maxar Technologies Ltd	25
1,815	*	Mercury Systems, Inc	86
3,256	*	Meritor, Inc	55
1,823	*	Middleby Corp	187
1,678	*	Milacron Holdings Corp	20
446		Miller Industries, Inc	12
1,239		Moog, Inc (Class A)	96
3,470	*	MRC Global, Inc	42
1,759		MSC Industrial Direct Co (Class A)	135
2,210		Mueller Industries, Inc	52
6,011		Mueller Water Products, Inc (Class A)	55
639	*	MYR Group, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

206		National Presto Industries, Inc	$24
1,911	*	Navistar International Corp	50
1,570	*	NCI Building Systems, Inc	11
962	*,e	Nexeo Solutions, Inc	8
1,020		NN, Inc	7
2,122		Nordson Corp	253
5,879		Northrop Grumman Corp	1,440
371	*	Northwest Pipe Co	9
4,328	*	NOW, Inc	50
291	*	NV5 Holdings, Inc	18
6,241		nVent Electric plc	140
117		Omega Flex, Inc	6
987	*	Orion Marine Group, Inc	4
2,888		Oshkosh Truck Corp	177
3,800		Owens Corning, Inc	167
12,495		PACCAR, Inc	714
4,830		Parker-Hannifin Corp	720
904	*	Patrick Industries, Inc	27
5,547		Pentair plc	210
1,847	*	PGT, Inc	29
7,340	*,e	Plug Power, Inc	9
416		Powell Industries, Inc	10
96		Preformed Line Products Co	5
1,452		Primoris Services Corp	28
1,003	*	Proto Labs, Inc	113
1,340		Quanex Building Products Corp	18
5,705	*	Quanta Services, Inc	172
1,477		Raven Industries, Inc	53
10,497		Raytheon Co	1,610
899	*	RBC Bearings, Inc	118
1,737		Regal-Beloit Corp	122
4,524	*	Resideo Technologies, Inc	93
432	e	REV Group, Inc	3
4,030	*	Rexnord Corp	92
4,465		Rockwell Automation, Inc	672
3,603		Roper Industries, Inc	960
257		Rush Enterprises, Inc	9
1,200		Rush Enterprises, Inc (Class A)	41
6,314	*	Sensata Technologies Holding plc	283
1,581		Simpson Manufacturing Co, Inc	86
1,315	*	SiteOne Landscape Supply, Inc	73
1,987		Snap-On, Inc	289
460	*	Sparton Corp	8
3,874		Spirit Aerosystems Holdings, Inc (Class A)	279
1,707	*	SPX Corp	48
1,563	*	SPX FLOW, Inc	48
472		Standex International Corp	32
5,675		Stanley Works	679
1,004	*	Sterling Construction Co, Inc	11
922		Sun Hydraulics Corp	31
3,212	*	Sunrun, Inc	35
1,233	*	Teledyne Technologies, Inc	255
647		Tennant Co	34
2,533		Terex Corp	70
967	*	Textainer Group Holdings Ltd	10
9,038		Textron, Inc	416
1,276	*	Thermon Group Holdings	26
2,702		Timken Co	101
1,841		Titan International, Inc	9
784	*	Titan Machinery, Inc	10
3,845		Toro Co	215
400	*	TPI Composites, Inc	10
1,748	*	TransDigm Group, Inc	594
2,304	*	Trex Co, Inc	137

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,789	*	Trimas Corp	$49
5,866		Trinity Industries, Inc	121
1,667		Triton International Ltd	52
1,896		Triumph Group, Inc	22
1,399	*	Tutor Perini Corp	22
343	*	Twin Disc, Inc	5
3,013	*	United Rentals, Inc	309
29,199		United Technologies Corp	3,109
4,022	*	Univar, Inc	71
2,325		Universal Forest Products, Inc	60
2,735		USG Corp	117
821		Valmont Industries, Inc	91
455	*	Vectrus, Inc	10
419	*	Veritiv Corp	10
649	*	Vicor Corp	25
876	*,e	Vivint Solar, Inc	3
1,684		W.W. Grainger, Inc	475
2,295		Wabash National Corp	30
1,869	*	WABCO Holdings, Inc	201
3,154	e	Wabtec Corp	222
1,090		Watsco, Inc	152
880		Watts Water Technologies, Inc (Class A)	57
5,066	*	Welbilt, Inc	56
2,328	*	Wesco Aircraft Holdings, Inc	18
1,864	*	WESCO International, Inc	89
67	*	Willis Lease Finance Corp	2
1,151	*	Willscot Corp	11
2,064		Woodward Governor Co	153
6,623		Xylem, Inc	442

		TOTAL CAPITAL GOODS	62,948

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,170		ABM Industries, Inc	70
2,247	*	Acacia Research (Acacia Technologies)	7
4,335		ACCO Brands Corp	29
3,263		ADT, Inc	20
2,702	*	Advanced Disposal Services, Inc	65
274		Barrett Business Services, Inc	16
198		BG Staffing, Inc	4
1,868		Brady Corp (Class A)	81
511	*	BrightView Holdings, Inc	5
1,790		Brink’s Co	116
1,375	*	Casella Waste Systems, Inc (Class A)	39
2,160	*	CBIZ, Inc	43
948	*	Ceco Environmental Corp	6
814	*	Cimpress NV	84
3,124		Cintas Corp	525
2,053	*	Clean Harbors, Inc	101
7,339	*	Copart, Inc	351
1,326	*	CoStar Group, Inc	447
4,607		Covanta Holding Corp	62
364		CRA International, Inc	16
1,839		Deluxe Corp	71
1,234		Dun & Bradstreet Corp	176
1,051		Ennis, Inc	20
4,276		Equifax, Inc	398
1,364		Essendant, Inc	17
1,994		Exponent, Inc	101
381		Forrester Research, Inc	17
419	*	Franklin Covey Co	9
1,597	*	FTI Consulting, Inc	106
494	*	GP Strategies Corp	6
2,765	e	Healthcare Services Group	111

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

711		Heidrick & Struggles International, Inc	$22
555	*	Heritage-Crystal Clean, Inc	13
2,222		Herman Miller, Inc	67
1,783		HNI Corp	63
896	*	Huron Consulting Group, Inc	46
707		ICF International, Inc	46
13,867	*	IHS Markit Ltd	665
1,756	*	Innerworkings, Inc	7
1,374		Insperity, Inc	128
2,401		Interface, Inc	34
5,073		KAR Auction Services, Inc	242
1,192		Kelly Services, Inc (Class A)	24
1,045		Kforce, Inc	32
1,392		Kimball International, Inc (Class B)	20
1,970		Knoll, Inc	33
1,994		Korn/Ferry International	79
1,270		LSC Communications, Inc	9
2,161		Manpower, Inc	140
1,217		Matthews International Corp (Class A)	49
919		McGrath RentCorp	47
757	*	Mistras Group, Inc	11
1,705		Mobile Mini, Inc	54
1,290		MSA Safety, Inc	122
514		Multi-Color Corp	18
1,969		Navigant Consulting, Inc	47
12,951		Nielsen NV	302
563	*	NL Industries, Inc	2
1,977	*	On Assignment, Inc	108
7,274		Pitney Bowes, Inc	43
1,198		Quad Graphics, Inc	15
7,950		Republic Services, Inc	573
1,107		Resources Connection, Inc	16
4,381		Robert Half International, Inc	251
5,386		Rollins, Inc	195
2,868		RR Donnelley & Sons Co	11
672	*	SP Plus Corp	20
3,128		Steelcase, Inc (Class A)	46
3,227	*	Stericycle, Inc	118
461		Systemax, Inc	11
1,231	*,e	Team, Inc	18
2,101		Tetra Tech, Inc	109
6,811		TransUnion	387
1,603	*	TriNet Group, Inc	67
1,626	*	TrueBlue, Inc	36
592		Unifirst Corp	85
844		US Ecology, Inc	53
5,683	*	Verisk Analytics, Inc	620
795		Viad Corp	40
340		VSE Corp	10
1,451	*	WageWorks, Inc	39
15,581		Waste Management, Inc	1,387
279	*	Willdan Group, Inc	10

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,709

CONSUMER DURABLES & APPAREL - 1.3%
821		Acushnet Holdings Corp	17
2,238	*	American Outdoor Brands Corp	29
383		Bassett Furniture Industries, Inc	8
1,140	*	Beazer Homes USA, Inc	11
3,230		Brunswick Corp	150
3,598		Callaway Golf Co	55
1,735		Carter’s, Inc	142
237	*	Cavco Industries, Inc	31
707	*	Century Communities, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

727		Clarus Corp	$7
1,106		Columbia Sportswear Co	93
2,849	*	CROCS, Inc	74
447		Culp, Inc	8
1,222	*	Deckers Outdoor Corp	156
12,733		DR Horton, Inc	441
458		Escalade, Inc	5
958		Ethan Allen Interiors, Inc	17
273		Flexsteel Industries, Inc	6
1,713	*	Fossil Group, Inc	27
4,152		Garmin Ltd	263
1,666	*	G-III Apparel Group Ltd	46
4,066	*,e	GoPro, Inc	17
992	*	Green Brick Partners, Inc	7
364		Hamilton Beach Brands Holding Co	9
12,390		Hanesbrands, Inc	155
3,939		Hasbro, Inc	320
1,059	*	Helen of Troy Ltd	139
438		Hooker Furniture Corp	12
4,761	*	Hovnanian Enterprises, Inc (Class A)	3
845	*	Installed Building Products Inc	28
1,024	*,e	iRobot Corp	86
232		Johnson Outdoors, Inc	14
3,347		KB Home	64
1,887		La-Z-Boy, Inc	52
4,915		Leggett & Platt, Inc	176
631		Lennar Corp (B Shares)	20
10,479		Lennar Corp (Class A)	410
624	*,e	LGI Homes, Inc	28
362		Lifetime Brands, Inc	4
3,534	*	Lululemon Athletica, Inc	430
862	*	M/I Homes, Inc	18
776	*	Malibu Boats Inc	27
441		Marine Products Corp	7
673	*	MasterCraft Boat Holdings, Inc	13
12,611	*,e	Mattel, Inc	126
1,662		MDC Holdings, Inc	47
1,156	*	Meritage Homes Corp	42
5,047	*	Michael Kors Holdings Ltd	191
2,360	*	Mohawk Industries, Inc	276
638		Movado Group, Inc	20
182		Nacco Industries, Inc (Class A)	6
1,163	*	Nautilus, Inc	13
556	*	New Home Co Inc	3
16,718		Newell Rubbermaid, Inc	311
45,406		Nike, Inc (Class B)	3,366
117	*	NVR, Inc	285
621		Oxford Industries, Inc	44
2,203		Polaris Industries, Inc	169
8,920		Pulte Homes, Inc	232
2,715		PVH Corp	252
2,037		Ralph Lauren Corp	211
1,594	*	Roku, Inc	49
4,672	*	Skechers U.S.A., Inc (Class A)	107
251		Skyline Corp	4
3,457		Steven Madden Ltd	105
652		Sturm Ruger & Co, Inc	35
295		Superior Uniform Group, Inc	5
10,357		Tapestry, Inc	350
4,313	*	Taylor Morrison Home Corp	69
1,812	*	Tempur Sealy International, Inc	75
5,202		Toll Brothers, Inc	171
1,426	*	TopBuild Corp	64
6,145	*	TRI Pointe Homes, Inc	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,753		Tupperware Corp	$55
7,306	*	Under Armour, Inc	118
7,201	*	Under Armour, Inc (Class A)	127
700	*	Unifi, Inc	16
585	*	Universal Electronics, Inc	15
1,001	*	Vera Bradley, Inc	9
11,801		VF Corp	842
2,174	*	Vista Outdoor, Inc	25
2,108		Whirlpool Corp	225
889	*	William Lyon Homes, Inc	10
3,662		Wolverine World Wide, Inc	117
1,093	*	Zagg, Inc	11

		TOTAL CONSUMER DURABLES & APPAREL	11,902

CONSUMER SERVICES - 2.3%
2,413	*	Adtalem Global Education, Inc	114
675	*	American Public Education, Inc	19
8,281		ARAMARK Holdings Corp	240
2,383		BBX Capital Corp	14
3,449	*	Belmond Ltd.	86
3	*	Biglari Holdings, Inc (A Shares)	2
39	*	Biglari Holdings, Inc (B Shares)	5
817		BJ’s Restaurants, Inc	41
3,148		Bloomin’ Brands, Inc	56
641	*	Bojangles’, Inc	10
3,239		Boyd Gaming Corp	67
1,976	*	Bright Horizons Family Solutions	220
1,545	e	Brinker International, Inc	68
22,033	*,e	Caesars Entertainment Corp	150
2,656	*	Career Education Corp	30
14,470		Carnival Corp	713
591		Carriage Services, Inc	9
1,345	*	Carrols Restaurant Group, Inc	13
761	*	Century Casinos, Inc	6
1,753	e	Cheesecake Factory	76
3,925	*	Chegg, Inc	112
894	*	Chipotle Mexican Grill, Inc (Class A)	386
1,319		Choice Hotels International, Inc	95
435		Churchill Downs, Inc	106
751	*	Chuy’s Holdings, Inc	13
521	e	Cracker Barrel Old Country Store, Inc	83
4,390		Darden Restaurants, Inc	438
1,638		Dave & Buster’s Entertainment, Inc	73
1,033	*	Del Frisco’s Restaurant Group, Inc	8
1,227	*	Del Taco Restaurants, Inc	12
2,646	*	Denny’s Corp	43
664		DineEquity, Inc	45
1,538		Domino’s Pizza, Inc	382
2,096	*	Drive Shack, Inc	8
2,930		Dunkin Brands Group, Inc	188
809	*	El Pollo Loco Holdings, Inc	12
2,425	*	Eldorado Resorts, Inc	88
125	*	Empire Resorts, Inc	1
6,386		Extended Stay America, Inc	99
1,005	*	Fiesta Restaurant Group, Inc	16
2,359	*	frontdoor, Inc	63
412	*	Golden Entertainment, Inc	7
115		Graham Holdings Co	74
1,750	*	Grand Canyon Education, Inc	168
6,952		H&R Block, Inc	176
768	*	Habit Restaurants, Inc	8
3,588	*	Hilton Grand Vacations, Inc	95
10,043		Hilton Worldwide Holdings, Inc	721

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,089	*	Houghton Mifflin Harcourt Co	$36
1,688		Hyatt Hotels Corp	114
4,144		International Game Technology plc	61
972		International Speedway Corp (Class A)	43
596	*	J Alexander’s Holdings, Inc	5
1,093		Jack in the Box, Inc	85
1,321	*	K12, Inc	33
13,279		Las Vegas Sands Corp	691
1,409	*	Laureate Education, Inc	22
608	*	Lindblad Expeditions Holdings, Inc	8
10,355		Marriott International, Inc (Class A)	1,124
1,536		Marriott Vacations Worldwide Corp	108
28,149		McDonald’s Corp	4,998
19,049		MGM Resorts International	462
388	*	Monarch Casino & Resort, Inc	15
133		Nathan’s Famous, Inc	9
400	*	Noodles & Co	3
7,918	*	Norwegian Cruise Line Holdings Ltd	336
1,063	e	Papa John’s International, Inc	42
4,241	*	Penn National Gaming, Inc	80
3,264	*	Planet Fitness, Inc	175
322	*	PlayAGS, Inc	8
946	*	Potbelly Corp	8
330		RCI Hospitality Holdings, Inc	7
638	*	Red Lion Hotels Corp	5
500	*	Red Robin Gourmet Burgers, Inc	13
2,623		Red Rock Resorts, Inc	53
1,367	*	Regis Corp	23
6,066		Royal Caribbean Cruises Ltd	593
1,174		Ruth’s Chris Steak House, Inc	27
1,968	*	Scientific Games Corp (Class A)	35
1,710	*	SeaWorld Entertainment, Inc	38
6,513		Service Corp International	262
4,718	*	ServiceMaster Global Holdings, Inc	173
841	*	Shake Shack, Inc	38
2,790		Six Flags Entertainment Corp	155
1,487	*	Sotheby’s (Class A)	59
581		Speedway Motorsports, Inc	10
44,896		Starbucks Corp	2,891
791		Strategic Education Inc	90
2,599		Texas Roadhouse, Inc (Class A)	155
1,434		Vail Resorts, Inc	302
1,421	*	Weight Watchers International, Inc	55
7,240		Wendy’s	113
1,127		Wingstop, Inc	72
3,769		Wyndham Hotels & Resorts, Inc	171
3,769		Wyndham Worldwide Corp	135
3,813		Wynn Resorts Ltd	377
13,720		Yum China Holdings, Inc	460
11,280		Yum! Brands, Inc	1,037

		TOTAL CONSUMER SERVICES	21,274

DIVERSIFIED FINANCIALS - 3.6%
1,964		Affiliated Managers Group, Inc	191
1,028		AG Mortgage Investment Trust	16
18,978		AGNC Investment Corp	333
14,989		Ally Financial, Inc	340
25,718		American Express Co	2,451
5,036		Ameriprise Financial, Inc	526
45,389		Annaly Capital Management, Inc	446
3,633		Anworth Mortgage Asset Corp	15
3,555		Apollo Commercial Real Estate Finance, Inc	59
1,906		Arbor Realty Trust, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,014		Ares Commercial Real Estate Corp	$13
727	e	Arlington Asset Investment Corp (Class A)	5
1,518		ARMOUR Residential REIT, Inc	31
1,731		Artisan Partners Asset Management, Inc	38
269		Associated Capital Group, Inc	10
6,909		AXA Equitable Holdings, Inc	115
382		B. Riley Financial, Inc	5
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	22
33,521		Bank of New York Mellon Corp	1,578
8,951		BGC Partners, Inc (Class A)	46
4,508		BlackRock, Inc	1,771
3,698		Blackstone Mortgage Trust, Inc	118
1,604	*	Blucora, Inc	43
2,523	*	Cannae Holdings, Inc	43
17,105		Capital One Financial Corp	1,293
3,681		Capstead Mortgage Corp	25
4,190		CBOE Holdings, Inc	410
43,661		Charles Schwab Corp	1,813
412		Cherry Hill Mortgage Investment Corp	7
5,258		Chimera Investment Corp	94
12,864		CME Group, Inc	2,420
853		Cohen & Steers, Inc	29
3,033		Colony Credit Real Estate, Inc	48
1,050	*	Cowen Group, Inc	14
436	*	Credit Acceptance Corp	166
334	*	Curo Group Holdings Corp	3
118		Diamond Hill Investment Group, Inc	18
12,104		Discover Financial Services	714
1,075	*	Donnelley Financial Solutions, Inc	15
1,860		Dynex Capital, Inc	11
9,915		E*TRADE Financial Corp	435
4,044		Eaton Vance Corp	142
588	*	Elevate Credit, Inc	3
978	*,e	Encore Capital Group, Inc	23
1,226	*	Enova International, Inc	24
1,565		Evercore Partners, Inc (Class A)	112
1,443		Exantas Capital Corp	15
1,988	*	Ezcorp, Inc (Class A)	15
1,406		Factset Research Systems, Inc	281
3,795		Federated Investors, Inc (Class B)	101
5,062	*	FGL Holdings	34
1,853		FirstCash, Inc	134
570	*	Focus Financial Partners, Inc	15
11,857		Franklin Resources, Inc	352
1,532	e	Gain Capital Holdings, Inc	9
181		GAMCO Investors, Inc (Class A)	3
12,840		Goldman Sachs Group, Inc	2,145
1,667		Granite Point Mortgage Trust, Inc	30
416		Great Ajax Corp	5
1,775	*	Green Dot Corp	141
1,124		Greenhill & Co, Inc	27
544		Hamilton Lane, Inc	20
836		Houlihan Lokey, Inc	31
2,624		Interactive Brokers Group, Inc (Class A)	143
20,801		IntercontinentalExchange Group, Inc	1,567
601	*	INTL FCStone, Inc	22
15,288		Invesco Ltd	256
2,531		Invesco Mortgage Capital, Inc	37
1,302		Investment Technology Group, Inc	39
11,485		Jefferies Financial Group, Inc	199
419		KKR Real Estate Finance Trust, Inc	8
2,622		Ladder Capital Corp	41
5,033		Ladenburg Thalmann Financial Services, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,392		Lazard Ltd (Class A)	$162
3,386		Legg Mason, Inc	86
12,454	*	LendingClub Corp	33
3,491		LPL Financial Holdings, Inc	213
1,365		MarketAxess Holdings, Inc	288
418		Marlin Business Services Corp	9
14,764		MFA Mortgage Investments, Inc	99
1,429		Moelis & Co	49
6,110		Moody’s Corp	856
44,773		Morgan Stanley	1,775
745		Morningstar, Inc	82
3,273		MSCI, Inc (Class A)	483
4,411		NASDAQ OMX Group, Inc	360
9,280		Navient Corp	82
763		Nelnet, Inc (Class A)	40
13,650		New Residential Investment Corp	194
4,058		New York Mortgage Trust, Inc	24
959	*	NewStar Financial, Inc	0	^
7,418		Northern Trust Corp	620
2,164		OM Asset Management plc	23
2,011	*	On Deck Capital, Inc	12
2,827	*	OneMain Holdings, Inc	69
448		Oppenheimer Holdings, Inc	11
1,276	e	Orchid Island Capital, Inc	8
2,603		PennyMac Mortgage Investment Trust	49
896	*	Pico Holdings, Inc	8
553		Piper Jaffray Cos	36
727		PJT Partners, Inc	28
1,801	*	PRA Group, Inc	44
527		Pzena Investment Management, Inc (Class A)	5
4,885		Raymond James Financial, Inc	364
607		Ready Capital Corp	8
2,957		Redwood Trust, Inc	45
383	*	Regional Management Corp	9
9,116		S&P Global, Inc	1,549
808	*	Safeguard Scientifics, Inc	7
4,273		Santander Consumer USA Holdings, Inc	75
4,960		SEI Investments Co	229
298		Silvercrest Asset Management Group, Inc	4
16,893	*	SLM Corp	140
13,446		State Street Corp	848
2,581		Stifel Financial Corp	107
27,004		Synchrony Financial	634
8,529		T Rowe Price Group, Inc	787
10,451		TD Ameritrade Holding Corp	512
427		TPG RE Finance Trust, Inc	8
7,131		Two Harbors Investment Corp	92
1,024		Virtu Financial, Inc	26
255		Virtus Investment Partners, Inc	20
5,623		Voya Financial, Inc	226
3,248	e	Waddell & Reed Financial, Inc (Class A)	59
1,589		Western Asset Mortgage Capital Corp	13
322		Westwood Holdings Group, Inc	11
4,611		WisdomTree Investments, Inc	31
229	*	World Acceptance Corp	23

		TOTAL DIVERSIFIED FINANCIALS	33,310

ENERGY - 4.9%
5,830	*	Abraxas Petroleum Corp	6
99		Adams Resources & Energy, Inc	4
3,466	*,e	Alta Mesa Resources, Inc	3
19,112		Anadarko Petroleum Corp	838
7,333	*	Antero Resources Corp	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,158		Apache Corp	$372
2,927	*	Apergy Corp	79
1,515	*,e	Approach Resources, Inc	1
550		Arch Coal, Inc	46
4,687		Archrock, Inc	35
985	*	Ardmore Shipping Corp	5
18,455		Baker Hughes a GE Co	397
661	*	Basic Energy Services, Inc	3
784	*	Bonanza Creek Energy, Inc	16
1,469	*,e	Bristow Group, Inc	4
1,777	*	C&J Energy Services, Inc	24
15,262		Cabot Oil & Gas Corp	341
812	*	Cactus, Inc	22
1,677	*	California Resources Corp	29
7,833	*	Callon Petroleum Co	51
905	*,e	CARBO Ceramics, Inc	3
2,286	*	Carrizo Oil & Gas, Inc	26
6,772	*	Centennial Resource Development, Inc	75
8,023	*	Cheniere Energy, Inc	475
32,228	*,e	Chesapeake Energy Corp	68
69,106		Chevron Corp	7,518
3,210		Cimarex Energy Co	198
5,167	*	Clean Energy Fuels Corp	9
8,770	*	CNX Resources Corp	100
7,124	*	Concho Resources, Inc	732
42,621		ConocoPhillips	2,657
1,096	*	CONSOL Energy, Inc	35
3,475	*	Continental Resources, Inc	140
1,185	*	Covia Holdings Corp	4
612		CVR Energy, Inc	21
3,058		Delek US Holdings, Inc	99
15,050	*	Denbury Resources, Inc	26
19,371		Devon Energy Corp	437
2,870		DHT Holdings, Inc	11
2,618	*	Diamond Offshore Drilling, Inc	25
5,793		Diamondback Energy, Inc	537
1,163	*	Dorian LPG Ltd	7
1,470	*	Dril-Quip, Inc	44
384	*	Earthstone Energy, Inc	2
3,296	*,e	Eclipse Resources Corp	3
2,812	*,e	Energy Fuels, Inc	8
21,038		EOG Resources, Inc	1,835
1,448	*,e	EP Energy Corp	1
9,818		EQT Corp	185
7,854	*	Equitrans Midstream Corp	157
891	*	Era Group, Inc	8
668		Evolution Petroleum Corp	5
1,256	*	Exterran Corp	22
4,719	*	Extraction Oil & Gas, Inc	20
153,814		Exxon Mobil Corp	10,489
2,612	*	Forum Energy Technologies, Inc	11
1,937	*	Frank’s International NV	10
2,830	*,e	Frontline Ltd	16
744	*	FTS International, Inc	5
1,757		GasLog Ltd	29
3,789		Golar LNG Ltd	82
1,490		Green Plains Renewable Energy, Inc	20
6,440	*	Gulfport Energy Corp	42
4,058	*,e	Halcon Resources Corp	7
557		Hallador Energy Co	3
31,721		Halliburton Co	843
5,378	*	Helix Energy Solutions Group, Inc	29
3,775		Helmerich & Payne, Inc	181
9,840		Hess Corp	398

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,221	*	HighPoint Resources Corp	$6
5,996		HollyFrontier Corp	306
1,312	*	Independence Contract Drilling, Inc	4
1,110	*	International Seaways, Inc	19
388	*	ION Geophysical Corp	2
30	*	Isramco, Inc	4
1,195	*,e	Jagged Peak Energy, Inc	11
1,187	*	Keane Group, Inc	10
384	*	Key Energy Services, Inc	1
69,464		Kinder Morgan, Inc	1,068
641	*	KLX Energy Services Holdings, Inc	15
7,503	*	Kosmos Energy Ltd	31
6,373	*	Laredo Petroleum Holdings, Inc	23
394	e	Liberty Oilfield Services, Inc	5
1,582	*	Lilis Energy, Inc	2
275		Mammoth Energy Services, Inc	5
31,474		Marathon Oil Corp	451
24,405		Marathon Petroleum Corp	1,440
3,403	*	Matador Resources Co	53
1,193	*	Matrix Service Co	21
6,808	*	McDermott International, Inc	44
377	*	Midstates Petroleum Co, Inc	3
6,404		Murphy Oil Corp	150
11,900		Nabors Industries Ltd	24
14,486		National Oilwell Varco, Inc	372
561	*	Natural Gas Services Group, Inc	9
410	*	NCS Multistage Holdings, Inc	2
6,721	*	Newfield Exploration Co	98
3,366	*	Newpark Resources, Inc	23
250	*	Nine Energy Service, Inc	6
9,079	*	Noble Corp plc	24
17,812		Noble Energy, Inc	334
3,925	e	Nordic American Tanker Shipping	8
3,920	*	Northern Oil And Gas, Inc	9
9,279	*	Oasis Petroleum, Inc	51
27,738		Occidental Petroleum Corp	1,703
3,828	*	Oceaneering International, Inc	46
2,073	*	Oil States International, Inc	30
15,197		Oneok, Inc	820
836	*	Overseas Shipholding Group, Inc	1
648		Panhandle Oil and Gas, Inc (Class A)	10
1,291	*	Par Pacific Holdings, Inc	18
9,019	*	Parsley Energy, Inc	144
8,122		Patterson-UTI Energy, Inc	84
4,259		PBF Energy, Inc	139
2,579	*	PDC Energy, Inc	77
2,971		Peabody Energy Corp	91
544	*	Penn Virginia Corp	29
620	*,e	PHI, Inc	1
15,329		Phillips 66	1,321
2,571	*	Pioneer Energy Services Corp	3
6,184		Pioneer Natural Resources Co	813
2,609	*	ProPetro Holding Corp	32
9,406	*	Questar Market Resources, Inc	53
7,038		Range Resources Corp	67
1,467	*	Renewable Energy Group, Inc	38
838	*,e	Resolute Energy Corp	24
234	*	Rex American Resources Corp	16
611	*	RigNet, Inc	8
1,749	*	Ring Energy, Inc	9
4,518	*,e	Rowan Cos plc	38
2,256	e	RPC, Inc	22
1,269	*	SandRidge Energy, Inc	10
50,386		Schlumberger Ltd	1,818

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,794		Scorpio Tankers, Inc	$12
617	*	SEACOR Holdings, Inc	23
629	*	SEACOR Marine Holdings, Inc	7
351	*	Select Energy Services, Inc	2
2,570		SemGroup Corp	35
2,365		Ship Finance International Ltd	25
253	*	SilverBow Resources, Inc	6
4,345		SM Energy Co	67
801	*,e	Smart Sand, Inc	2
369	e	Solaris Oilfield Infrastructure, Inc	4
19,699	*	Southwestern Energy Co	67
7,633	*	SRC Energy, Inc	36
5,923	*	Superior Energy Services	20
749	*	Talos Energy, Inc	12
7,616		Targa Resources Investments, Inc	274
2,010	e	Teekay Corp	7
3,273		Teekay Tankers Ltd (Class A)	3
2,116	*,e	Tellurian, Inc	15
3,896	*	Tetra Technologies, Inc	7
878	*	Tidewater, Inc	17
18,539	*	Transocean Ltd (NYSE)	129
1,986	*	Unit Corp	28
5,127	*,e	Uranium Energy Corp	6
3,143	e	US Silica Holdings Inc	32
15,720		Valero Energy Corp	1,178
3,587	*	W&T Offshore, Inc	15
3,512	*	Whiting Petroleum Corp	80
705	*	WildHorse Resource Development Corp	10
44,651		Williams Cos, Inc	985
2,651		World Fuel Services Corp	57
15,377	*	WPX Energy, Inc	174

		TOTAL ENERGY	45,437

FOOD & STAPLES RETAILING - 1.4%
1,108		Andersons, Inc	33
1,203		Casey’s General Stores, Inc	154
776	*	Chefs’ Warehouse Holdings, Inc	25
15,984		Costco Wholesale Corp	3,256
555		Ingles Markets, Inc (Class A)	15
29,322		Kroger Co	806
345	*	Natural Grocers by Vitamin C	5
3,740	*	Performance Food Group Co	121
820		Pricesmart, Inc	49
34,626	*,e	Rite Aid Corp	25
1,024	*	Smart & Final Stores, Inc	5
957		Spartan Stores, Inc	16
4,309	*	Sprouts Farmers Market, Inc	101
17,221		Sysco Corp	1,079
2,032	*	United Natural Foods, Inc	22
7,566	*	US Foods Holding Corp	239
292		Village Super Market (Class A)	8
30,262		Walgreens Boots Alliance, Inc	2,068
51,930		Walmart, Inc	4,837
313		Weis Markets, Inc	15

		TOTAL FOOD & STAPLES RETAILING	12,879

FOOD, BEVERAGE & TOBACCO - 3.6%
4,215	*,e	22nd Century Group, Inc	11
135		Alico, Inc	4
69,242		Altria Group, Inc	3,420
20,341		Archer Daniels Midland Co	833
2,508	e	B&G Foods, Inc (Class A)	73
344	*	Boston Beer Co, Inc (Class A)	83

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,865		Brown-Forman Corp	$88
10,467		Brown-Forman Corp (Class B)	498
4,825		Bunge Ltd	258
583		Calavo Growers, Inc	43
1,263		Cal-Maine Foods, Inc	53
6,056		Campbell Soup Co	200
3,333	*,e	Castle Brands, Inc	3
185		Coca-Cola Bottling Co Consolidated	33
139,812		Coca-Cola Co	6,620
16,363		ConAgra Brands, Inc	350
5,685		Constellation Brands, Inc (Class A)	914
418	*	Craft Brewers Alliance, Inc	6
6,364	*	Darling International, Inc	122
3,513		Dean Foods Co	13
288	*	Farmer Bros Co	7
6,808		Flowers Foods, Inc	126
1,315		Fresh Del Monte Produce, Inc	37
901	*	Freshpet, Inc	29
21,591		General Mills, Inc	841
3,970	*	Hain Celestial Group, Inc	63
5,112		Hershey Co	548
10,106		Hormel Foods Corp	431
3,112	*	Hostess Brands, Inc	34
2,632		Ingredion, Inc	241
585		J&J Snack Foods Corp	85
4,037		J.M. Smucker Co	377
368		John B. Sanfilippo & Son, Inc	21
8,945		Kellogg Co	510
5,267		Keurig Dr Pepper, Inc	135
22,359		Kraft Heinz Co	962
5,006		Lamb Weston Holdings, Inc	368
621		Lancaster Colony Corp	110
1,056	*	Landec Corp	13
443		Limoneira Co	9
4,446		McCormick & Co, Inc	619
476		MGP Ingredients, Inc	27
6,197		Molson Coors Brewing Co (Class B)	348
52,337		Mondelez International, Inc	2,095
14,610	*	Monster Beverage Corp	719
457	*	National Beverage Corp	33
51,496		PepsiCo, Inc	5,689
56,476		Philip Morris International, Inc	3,770
2,078	*	Pilgrim’s Pride Corp	32
2,539	*	Post Holdings, Inc	226
845	*	Primo Water Corp	12
787		Sanderson Farms, Inc	78
10		Seaboard Corp	35
365	*	Seneca Foods Corp	10
2,221	*	Simply Good Foods Co	42
326	e	Tootsie Roll Industries, Inc	11
2,158	*	TreeHouse Foods, Inc	109
183		Turning Point Brands, Inc	5
10,319		Tyson Foods, Inc (Class A)	551
917		Universal Corp	50
3,235		Vector Group Ltd	31

		TOTAL FOOD, BEVERAGE & TOBACCO	33,064

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
62,561		Abbott Laboratories	4,525
1,565	*	Abiomed, Inc	509
3,023	*	Acadia Healthcare Co, Inc	78
3,073	*	Accuray, Inc	11
255	*	Addus HomeCare Corp	17
2,916	*	Align Technology, Inc	611

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,075	*	Allscripts Healthcare Solutions, Inc	$68
1,099	*	Amedisys, Inc	129
368	*	American Renal Associates Holdings, Inc	4
5,940		AmerisourceBergen Corp	442
1,811	*	AMN Healthcare Services, Inc	103
1,310	*	Angiodynamics, Inc	26
566	*	Anika Therapeutics, Inc	19
5,621	*	Antares Pharma, Inc	15
9,474		Anthem, Inc	2,488
912	*,e	Apollo Medical Holdings, Inc	18
1,482	*	athenahealth, Inc	196
1,229	*	AtriCure, Inc	38
55		Atrion Corp	41
1,812	*	Avanos Medical, Inc	81
1,009	*	AxoGen, Inc	21
18,141		Baxter International, Inc	1,194
9,540		Becton Dickinson & Co	2,150
4,529	*	BioScrip, Inc	16
1,148	*	BioTelemetry, Inc	69
50,281	*	Boston Scientific Corp	1,777
7,134	*	Brookdale Senior Living, Inc	48
1,418		Cantel Medical Corp	106
1,019	*	Capital Senior Living Corp	7
11,679		Cardinal Health, Inc	521
1,207	*	Cardiovascular Systems, Inc	34
2,441	*	Castlight Health, Inc	5
7,303	*	Centene Corp	842
11,275	*	Cerner Corp	591
4,212	*	Cerus Corp	21
611		Chemed Corp	173
13,538		Cigna Corp	2,571
504	*	Civitas Solutions, Inc	9
481		Computer Programs & Systems, Inc	12
1,071		Conmed Corp	69
1,710		Cooper Cos, Inc	435
368	*	Corvel Corp	23
1,273	*	Cross Country Healthcare, Inc	9
1,250	*	CryoLife, Inc	35
917	*,e	CryoPort, Inc	10
593	*	Cutera, Inc	10
46,540		CVS Health Corp	3,049
1,039	*,e	CytoSorbents Corp	8
22,875		Danaher Corp	2,359
4,837	*	DaVita, Inc	249
8,598		Dentsply Sirona, Inc	320
3,340	*	DexCom, Inc	400
1,886	*	Diplomat Pharmacy, Inc	25
7,699	*	Edwards Lifesciences Corp	1,179
3,477		Encompass Health Corp	215
1,885		Ensign Group, Inc	73
2,484	*	Evolent Health, Inc	50
229	*	FONAR Corp	5
1,393	*	Genesis Health Care, Inc	2
1,865	*	GenMark Diagnostics, Inc	9
1,112	*	Glaukos Corp	62
2,762	*	Globus Medical, Inc	120
237	*	Guardant Health, Inc	9
2,039	*	Haemonetics Corp	204
9,993		HCA Holdings, Inc	1,244
1,932	*	HealthEquity, Inc	115
1,071		HealthStream, Inc	26
868	*,e	Helius Medical Technologies, Inc	8
5,686	*	Henry Schein, Inc	446
236	*	Heska Corp	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,532		Hill-Rom Holdings, Inc	$224
3,262	*	HMS Holdings Corp	92
9,576	*	Hologic, Inc	394
5,032		Humana, Inc	1,442
588	*	ICU Medical, Inc	135
3,173	*	IDEXX Laboratories, Inc	590
672	*	Inogen Inc	83
2,425	*,e	Inovalon Holdings, Inc	34
279	*	Inspire Medical Systems, Inc	12
2,272	*	Insulet Corp	180
935	*	Integer Holding Corp	71
2,413	*	Integra LifeSciences Holdings Corp	109
222	*	IntriCon Corp	6
4,116	*	Intuitive Surgical, Inc	1,971
1,260		Invacare Corp	5
878	*	iRhythm Technologies, Inc	61
3,540	*	Laboratory Corp of America Holdings	447
982	*	Lantheus Holdings, Inc	15
562		LeMaitre Vascular, Inc	13
1,045	*	LHC Group, Inc	98
1,646	*	LivaNova plc	151
735	*	Magellan Health Services, Inc	42
1,746	*	Masimo Corp	187
7,372		McKesson Corp	814
2,192	*	Medidata Solutions, Inc	148
3,431	*	MEDNAX, Inc	113
49,002		Medtronic plc	4,457
1,637		Meridian Bioscience, Inc	28
1,836	*	Merit Medical Systems, Inc	102
2,279	*	Molina Healthcare, Inc	265
685	*,e	NantHealth, Inc	0	^
212		National Healthcare Corp	17
357		National Research Corp	14
1,257	*	Natus Medical, Inc	43
1,932	*	Neogen Corp	110
1,074	*	Nevro Corp	42
1,960	*	NextGen Healthcare, Inc	30
2,085	*	Novocure Ltd	70
1,937	*	NuVasive, Inc	96
511	*	Nuvectra Corp	8
2,539	*	NxStage Medical, Inc	73
1,384	*	Omnicell, Inc	85
2,181	*	OraSure Technologies, Inc	25
679	*	Orthofix International NV	36
225	*	OrthoPediatrics Corp	8
2,343		Owens & Minor, Inc	15
919	*	Oxford Immunotec Global plc	12
3,229		Patterson Cos, Inc	64
1,140	*	Penumbra, Inc	139
275	*,e	PetIQ, Inc	6
1,594	*	Premier, Inc	60
495	*	Providence Service Corp	30
356	e	Pulse Biosciences, Inc	4
4,917		Quest Diagnostics, Inc	409
1,084	*	Quidel Corp	53
3,887	*	R1 RCM, Inc	31
1,510	*	RadNet, Inc	15
5,009		Resmed, Inc	570
1,891	*,e	Rockwell Medical, Inc	4
2,673	*	RTI Biologics, Inc	10
640	*	SeaSpine Holdings Corp	12
4,065	*	Select Medical Holdings Corp	62
2,436	*,e	Senseonics Holdings, Inc	6
278	*	SI-BONE, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

549	*	Sientra, Inc	$7
414		Simulations Plus, Inc	8
1,741	*	Staar Surgical Co	56
2,985		STERIS Plc	319
12,342		Stryker Corp	1,935
643	*	Surgery Partners, Inc	6
516	*	SurModics, Inc	24
350	*	Tabula Rasa HealthCare, Inc	22
357	*	Tactile Systems Technology, Inc	16
1,644	*	Tandem Diabetes Care, Inc	62
2,089	*	Teladoc, Inc	104
1,689		Teleflex, Inc	437
3,172	*	Tenet Healthcare Corp	54
1,422	*	Tivity Health, Inc	35
5,738	*,e	TransEnterix, Inc	13
948	*	Triple-S Management Corp (Class B)	17
34,974		UnitedHealth Group, Inc	8,713
3,028		Universal Health Services, Inc (Class B)	353
468		US Physical Therapy, Inc	48
149		Utah Medical Products, Inc	12
1,492	*	Varex Imaging Corp	35
3,205	*	Varian Medical Systems, Inc	363
4,450	*	Veeva Systems, Inc	397
1,068	*,e	ViewRay, Inc	7
1,082	*	Vocera Communications, Inc	43
1,792	*	WellCare Health Plans, Inc	423
2,710		West Pharmaceutical Services, Inc	266
4,098	*	Wright Medical Group NV	112
7,276		Zimmer Biomet Holdings, Inc	755

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	59,470

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
400	*	Central Garden & Pet Co	14
1,366	*	Central Garden and Pet Co (Class A)	43
9,043		Church & Dwight Co, Inc	595
4,666		Clorox Co	719
30,701		Colgate-Palmolive Co	1,827
17,354		Coty, Inc	114
2,241	*	Edgewell Personal Care Co	84
812	*,e	elf Beauty, Inc	7
2,362		Energizer Holdings, Inc	107
7,945		Estee Lauder Cos (Class A)	1,034
3,725	*	Herbalife Ltd	219
735		Inter Parfums, Inc	48
12,752		Kimberly-Clark Corp	1,453
385		Medifast, Inc	48
325	e	Natural Health Trends Corp	6
537	*	Nature’s Sunshine Products, Inc	4
2,034		Nu Skin Enterprises, Inc (Class A)	125
255		Oil-Dri Corp of America	7
90,740		Procter & Gamble Co	8,341
480	*	Revlon, Inc (Class A)	12
1,707		Spectrum Brands Holdings, Inc	72
426	*	USANA Health Sciences, Inc	50
538		WD-40 Co	98

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,027

INSURANCE - 4.2%
27,705		Aflac, Inc	1,262
528		Alleghany Corp	329
12,361		Allstate Corp	1,021
1,747	*	AMBAC Financial Group, Inc	30
3,330		American Equity Investment Life Holding Co	93

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,665		American Financial Group, Inc	$241
32,432		American International Group, Inc	1,278
284		American National Insurance Co	36
751		Amerisafe, Inc	43
8,766		Aon plc	1,274
13,267	*	Arch Capital Group Ltd	355
1,294		Argo Group International Holdings Ltd	87
6,208		Arthur J. Gallagher & Co	458
2,327		Aspen Insurance Holdings Ltd	98
1,799		Assurant, Inc	161
4,096		Assured Guaranty Ltd	157
5,275	*	Athene Holding Ltd	210
2,754		Axis Capital Holdings Ltd	142
70,240	*	Berkshire Hathaway, Inc (Class B)	14,342
3,589	*	Brighthouse Financial, Inc	109
7,851		Brown & Brown, Inc	216
16,728		Chubb Ltd	2,161
5,815		Cincinnati Financial Corp	450
2,162	*,e	Citizens, Inc (Class A)	16
758		CNA Financial Corp	33
6,647		Conseco, Inc	99
723		Crawford & Co (Class B)	7
406		Donegal Group, Inc (Class A)	6
746	*	eHealth, Inc	29
252		EMC Insurance Group, Inc	8
1,239		Employers Holdings, Inc	52
437	*	Enstar Group Ltd	73
983		Erie Indemnity Co (Class A)	131
1,459		Everest Re Group Ltd	318
371		FBL Financial Group, Inc (Class A)	24
485		FedNat Holding Co	10
3,673		First American Financial Corp	164
9,345		FNF Group	294
19,503	*	Genworth Financial, Inc (Class A)	91
328		Global Indemnity Ltd	12
345	*,e	Goosehead Insurance, Inc	9
621	*	Greenlight Capital Re Ltd (Class A)	5
368	*	Hallmark Financial Services	4
1,661		Hanover Insurance Group, Inc	194
12,715		Hartford Financial Services Group, Inc	565
290		HCI Group, Inc	15
443	*,e	Health Insurance Innovations, Inc	12
1,074	e	Heritage Insurance Holdings, Inc	16
1,591		Horace Mann Educators Corp	60
345		Independence Holding Co	12
62		Investors Title Co	11
646		James River Group Holdings Ltd	24
2,010		Kemper Corp	133
379		Kingstone Cos, Inc	7
566		Kinsale Capital Group, Inc	31
7,858		Lincoln National Corp	403
9,976		Loews Corp	454
2,565		Maiden Holdings Ltd	4
519	*	Markel Corp	539
18,445		Marsh & McLennan Cos, Inc	1,471
4,904	*	MBIA, Inc	44
1,072		Mercury General Corp	55
30,691		Metlife, Inc	1,260
1,991		National General Holdings Corp	48
92		National Western Life Group, Inc	28
808		Navigators Group, Inc	56
394	*	NI Holdings, Inc	6
10,495		Old Republic International Corp	216
1,513		Primerica, Inc	148

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

10,497		Principal Financial Group	$464
1,956		ProAssurance Corp	79
20,682		Progressive Corp	1,248
422		Protective Insurance Corp	7
15,284		Prudential Financial, Inc	1,246
2,347		Reinsurance Group of America, Inc (Class A)	329
1,586		RenaissanceRe Holdings Ltd	212
1,544		RLI Corp	107
591		Safety Insurance Group, Inc	48
2,223		Selective Insurance Group, Inc	135
630		State Auto Financial Corp	21
815		Stewart Information Services Corp	34
2,745	*	Third Point Reinsurance Ltd	26
1,255		Tiptree Financial, Inc	7
3,929		Torchmark Corp	293
9,646		Travelers Cos, Inc	1,155
855	*,e	Trupanion, Inc	22
844		United Fire & Casualty Co	47
739		United Insurance Holdings Corp	12
1,340		Universal Insurance Holdings, Inc	51
7,450		UnumProvident Corp	219
3,567		W.R. Berkley Corp	264
124		White Mountains Insurance Group Ltd	106
4,692		Willis Towers Watson plc	713

		TOTAL INSURANCE	38,595

MATERIALS - 3.0%
1,126	*	A Schulman, Inc	2
788	e	Advanced Emissions Solutions, Inc	8
1,237	*	AdvanSix, Inc	30
801	*,e	AgroFresh Solutions, Inc	3
7,942		Air Products & Chemicals, Inc	1,271
12,220	*,e	AK Steel Holding Corp	27
3,894		Albemarle Corp	300
6,581	*	Alcoa Corp	175
4,202	*	Allegheny Technologies, Inc	91
1,143		American Vanguard Corp	17
1,996		Aptargroup, Inc	188
716		Ardagh Group S.A.	8
2,222		Ashland Global Holdings, Inc	158
3,291		Avery Dennison Corp	296
8,232	*	Axalta Coating Systems Ltd	193
1,227		Balchem Corp	96
12,330		Ball Corp	567
3,338		Bemis Co, Inc	153
4,805	*	Berry Plastics Group, Inc	228
1,581		Boise Cascade Co	38
2,347		Cabot Corp	101
1,812		Carpenter Technology Corp	64
4,776		Celanese Corp (Series A)	430
1,952	*	Century Aluminum Co	14
8,475		CF Industries Holdings, Inc	369
284		Chase Corp	28
6,233		Chemours Co	176
623	*	Clearwater Paper Corp	15
9,437	*	Cleveland-Cliffs, Inc	73
6,825	*	Coeur Mining, Inc	30
4,501		Commercial Metals Co	72
1,251		Compass Minerals International, Inc	52
4,304	*	Crown Holdings, Inc	179
2,440		Domtar Corp	86
84,317		DowDuPont, Inc	4,510
1,609		Eagle Materials, Inc	98

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,222		Eastman Chemical Co	$382
9,324		Ecolab, Inc	1,374
3,191	*	Ferro Corp	50
2,943	*	Ferroglobe plc	0
2,151	*	Flotek Industries, Inc	2
4,704		FMC Corp	348
657	*,e	Forterra, Inc	2
51,409		Freeport-McMoRan Copper & Gold, Inc (Class B)	530
954		FutureFuel Corp	15
2,797	*	GCP Applied Technologies, Inc	69
2,189		Gold Resource Corp	9
12,219		Graphic Packaging Holding Co	130
203		Greif, Inc	9
985		Greif, Inc (Class A)	37
1,961		H.B. Fuller Co	84
377		Hawkins, Inc	15
501		Haynes International, Inc	13
17,634		Hecla Mining Co	42
8,070		Huntsman Corp	156
1,659	*	Ingevity Corp	139
803		Innophos Holdings, Inc	20
974		Innospec, Inc	60
3,254		International Flavors & Fragrances, Inc	437
14,799		International Paper Co	597
3,628	*	Intrepid Potash, Inc	9
656		Kaiser Aluminum Corp	59
850	*	Koppers Holdings, Inc	14
1,207	*	Kraton Polymers LLC	26
893		Kronos Worldwide, Inc	10
20,433		Linde plc	3,188
5,593		Louisiana-Pacific Corp	124
901	*	LSB Industries, Inc	5
11,638		LyondellBasell Industries AF S.C.A	968
2,142		Martin Marietta Materials, Inc	368
774		Materion Corp	35
1,370		Minerals Technologies, Inc	70
12,629		Mosaic Co	369
871		Myers Industries, Inc	13
642		Neenah Paper, Inc	38
278		NewMarket Corp	115
19,350		Newmont Mining Corp	670
11,287		Nucor Corp	585
6,399		Olin Corp	129
395		Olympic Steel, Inc	6
1,779	*	Omnova Solutions, Inc	13
5,702	*	Owens-Illinois, Inc	98
3,472		Packaging Corp of America	290
1,827		PH Glatfelter Co	18
8,571	*	Platform Specialty Products Corp	89
3,172		PolyOne Corp	91
8,959		PPG Industries, Inc	916
890	*	PQ Group Holdings, Inc	13
510		Quaker Chemical Corp	91
1,744		Rayonier Advanced Materials, Inc	19
2,559		Reliance Steel & Aluminum Co	182
2,154		Royal Gold, Inc	184
4,842		RPM International, Inc	285
592	*	Ryerson Holding Corp	4
1,051		Schnitzer Steel Industries, Inc (Class A)	23
1,182		Schweitzer-Mauduit International, Inc	30
1,569		Scotts Miracle-Gro Co (Class A)	96
5,961		Sealed Air Corp	208
1,576		Sensient Technologies Corp	88
3,020		Sherwin-Williams Co	1,188

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,434		Silgan Holdings, Inc	$57
3,576		Sonoco Products Co	190
3,201		Southern Copper Corp (NY)	98
8,549		Steel Dynamics, Inc	257
775		Stepan Co	57
4,288	*	Summit Materials, Inc	53
2,524	*	SunCoke Energy, Inc	22
11,807	*	Tahoe Resources, Inc	43
1,535	*	TimkenSteel Corp	13
970	*	Trecora Resources	8
1,164		Tredegar Corp	18
1,292		Trinseo S.A.	59
2,505		Tronox Ltd	19
226	*	UFP Technologies, Inc	7
66		United States Lime & Minerals, Inc	5
6,801		United States Steel Corp	124
577	*	US Concrete, Inc	20
882		Valhi, Inc	2
7,329		Valvoline, Inc	142
1,233	*	Verso Corp	28
5,018		Vulcan Materials Co	496
565		Warrior Met Coal, Inc	14
1,396		Westlake Chemical Corp	92
10,649		WestRock Co	402
1,742		Worthington Industries, Inc	61
2,489		WR Grace and Co	162

		TOTAL MATERIALS	27,842

MEDIA & ENTERTAINMENT - 7.1%
27,532		Activision Blizzard, Inc	1,282
10,897	*	Alphabet, Inc (Class A)	11,387
11,105	*	Alphabet, Inc (Class C)	11,500
2,111		AMC Entertainment Holdings, Inc	26
1,592	*	AMC Networks, Inc	87
184		Cable One, Inc	151
534	*	Care.com, Inc	10
1,803	*	Cargurus, Inc	61
2,801	*	Cars.com, Inc	60
11,655		CBS Corp (Class B)	509
3,461	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	10
6,431	*	Charter Communications, Inc	1,833
4,142		Cinemark Holdings, Inc	148
1,723		Clear Channel Outdoor Holdings, Inc (Class A)	9
166,233		Comcast Corp (Class A)	5,660
46	*	Daily Journal Corp	11
5,957	*	Discovery, Inc (Class A)	147
12,786	*	Discovery, Inc (Class C)	295
8,615	*	DISH Network Corp (Class A)	215
11,045	*	Electronic Arts, Inc	872
568		Emerald Expositions Events, Inc	7
4,712		Entercom Communications Corp (Class A)	27
2,637		Entravision Communications Corp (Class A)	8
798	*,e	Eros International plc	7
2,274		EW Scripps Co (Class A)	36
86,884	*	Facebook, Inc	11,390
586	*	Fluent, Inc	2
4,415		Gannett Co, Inc	38
3,746	*	GCI Liberty, Inc	154
1,203	*	Glu Mobile, Inc	10
2,680	*	Gray Television, Inc	39
408	*	Hemisphere Media Group, Inc	5
2,708	*	IAC/InterActiveCorp	496
2,264	*	Imax Corp	43
13,511		Interpublic Group of Cos, Inc	279

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,634		John Wiley & Sons, Inc (Class A)	$77
428	*	Liberty Braves Group (Class A)	11
1,434	*	Liberty Braves Group (Class C)	36
977	*	Liberty Broadband Corp (Class A)	70
3,671	*	Liberty Broadband Corp (Class C)	264
4,170	*	Liberty Latin America Ltd	61
1,581	*	Liberty Latin America Ltd (Class A)	23
998	*	Liberty Media Group (Class A)	30
7,316	*	Liberty Media Group (Class C)	225
2,847	*	Liberty SiriusXM Group (Class A)	105
5,784	*	Liberty SiriusXM Group (Class C)	214
3,006	*	Liberty TripAdvisor Holdings, Inc	48
2,000	e	Lions Gate Entertainment Corp (Class A)	32
3,835	e	Lions Gate Entertainment Corp (Class B)	57
5,305	*	Live Nation, Inc	261
1,013	*,e	LiveXLive Media, Inc	5
190	*	Loral Space & Communications, Inc	7
729	*	Madison Square Garden Co	195
736		Marcus Corp	29
1,918	e	Match Group, Inc	82
2,109	*	MDC Partners, Inc	5
2,453	*	Meet Group, Inc	11
1,545	e	Meredith Corp	80
2,361	*	MSG Networks, Inc	56
2,714		National CineMedia, Inc	18
15,163	*	NetFlix, Inc	4,058
1,956		New Media Investment Group, Inc	23
4,795		New York Times Co (Class A)	107
13,730		News Corp (Class A)	156
4,708		News Corp (Class B)	54
1,776		Nexstar Broadcasting Group, Inc (Class A)	140
8,049		Omnicom Group, Inc	589
7,425	*	Pandora Media, Inc	60
1,192	*	QuinStreet, Inc	19
787	*	Reading International, Inc	11
750	*	Rosetta Stone, Inc	12
175		Saga Communications, Inc	6
1,096		Scholastic Corp	44
2,721		Sinclair Broadcast Group, Inc (Class A)	72
43,509	e	Sirius XM Holdings, Inc	248
4,187	*	Take-Two Interactive Software, Inc	431
708	*	TechTarget, Inc	9
8,405		TEGNA, Inc	91
2,837		Tribune Co	129
780	*	Tribune Publishing Co	9
3,654	*	TripAdvisor, Inc	197
2,406	*	TrueCar, Inc	22
37,705		Twenty-First Century Fox, Inc	1,814
17,451		Twenty-First Century Fox, Inc (Class B)	834
26,241	*	Twitter, Inc	754
411		Viacom, Inc	11
12,186		Viacom, Inc (Class B)	313
53,869		Walt Disney Co	5,907
806	*	WideOpenWest, Inc	6
1,509		World Wrestling Entertainment, Inc (Class A)	113
3,020	*	Yelp, Inc	106
2,077	*	Zillow Group, Inc	65
4,117	*,e	Zillow Group, Inc (Class C)	130
30,167	*	Zynga, Inc	118

		TOTAL MEDIA & ENTERTAINMENT	65,474

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
55,644		AbbVie, Inc	5,130
1,001	*	Abeona Therapeutics, Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,739	*	Acadia Pharmaceuticals, Inc	$60
987	*,e	Accelerate Diagnostics, Inc	11
1,231	*	Acceleron Pharma, Inc	54
1,147	*,e	Achaogen, Inc	1
4,855	*	Achillion Pharmaceuticals, Inc	8
797	*	Aclaris Therapeutics, Inc	6
1,689	*	Acorda Therapeutics, Inc	26
711	*,e	Adamas Pharmaceuticals, Inc	6
1,602	*	Aduro Biotech, Inc	4
1,984	*	Adverum Biotechnologies, Inc	6
1,175	*	Aerie Pharmaceuticals, Inc	42
2,830	*,e	Agenus, Inc	7
264	*,e	AgeX Therapeutics, Inc	1
11,956		Agilent Technologies, Inc	807
1,876	*	Agios Pharmaceuticals, Inc	87
1,385	*	Aimmune Therapeutics, Inc	33
574	*,e	Akcea Therapeutics, Inc	17
2,676	*	Akebia Therapeutics, Inc	15
3,444	*	Akorn, Inc	12
332	*	Albireo Pharma, Inc	8
2,198	*	Alder Biopharmaceuticals, Inc	23
7,934	*	Alexion Pharmaceuticals, Inc	772
5,962	*	Alkermes plc	176
239	*,e	Allakos, Inc	12
12,397		Allergan plc	1,657
368	*	Allogene Therapeutics, Inc	10
3,288	*	Alnylam Pharmaceuticals, Inc	240
1,423	*	AMAG Pharmaceuticals, Inc	22
23,558		Amgen, Inc	4,586
6,968	*,e	Amicus Therapeutics, Inc	67
2,888	*	Amneal Pharmaceuticals, Inc	39
1,331	*	Amphastar Pharmaceuticals, Inc	26
679	*	AnaptysBio, Inc	43
292	*	ANI Pharmaceuticals, Inc	13
1,330	*	Apellis Pharmaceuticals, Inc	18
409	*	Aptinyx, Inc	7
1,565	*	Aratana Therapeutics, Inc	10
1,297	*	Arbutus Biopharma Corp	5
1,066	*	Arcus Biosciences, Inc	11
894	*	Ardelyx, Inc	2
1,827	*	Arena Pharmaceuticals, Inc	71
3,173	*	Arqule, Inc	9
6,749	*	Array Biopharma, Inc	96
3,193	*,e	Arrowhead Research Corp	40
445	*	Arvinas, Inc	6
541	*	Assembly Biosciences, Inc	12
2,241	*	Assertio Therapeutics, Inc.	8
1,497	*	Atara Biotherapeutics, Inc	52
1,535	*,e	Athenex, Inc	19
2,944	*,e	Athersys, Inc	4
1,179	*	Audentes Therapeutics, Inc	25
3,670	*,e	AVEO Pharmaceuticals, Inc	6
1,798	*	Avid Bioservices, Inc	7
873	*	Bellicum Pharmaceuticals, Inc	3
3,132	*	BioCryst Pharmaceuticals, Inc	25
7,405	*	Biogen Idec, Inc	2,228
1,007	*	Biohaven Pharmaceutical Holding Co Ltd	37
6,544	*	BioMarin Pharmaceutical, Inc	557
826	*	Bio-Rad Laboratories, Inc (Class A)	192
213	*	Biospecifics Technologies Corp	13
1,318		Bio-Techne Corp	191
2,650	*,e	BioTime, Inc	2
1,782	*	Bluebird Bio, Inc	177
1,516	*	Blueprint Medicines Corp	82

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

59,939		Bristol-Myers Squibb Co	$3,116
4,110		Bruker BioSciences Corp	122
1,175	*	Calithera Biosciences, Inc	5
311	*	Calyxt, Inc	3
1,265	*	Cambrex Corp	48
1,052	*,e	Cara Therapeutics Inc	14
1,181	*	CareDx, Inc	30
1,814	*,e	CASI Pharmaceuticals, Inc	7
4,893	*	Catalent, Inc	153
2,735	*	Catalyst Pharmaceuticals, Inc	5
25,835	*	Celgene Corp	1,656
442	*,e	Cellular Biomedicine Group, Inc	8
1,846	*	Charles River Laboratories International, Inc	209
1,103	*	ChemoCentryx, Inc	12
1,747	*	Chimerix, Inc	4
788	*,e	Clearside Biomedical, Inc	1
1,527	*,e	Clovis Oncology, Inc	27
1,314	*	Codexis, Inc	22
1,501	*	Coherus Biosciences, Inc	14
877	*,e	Collegium Pharmaceutical, Inc	15
642	*	Concert Pharmaceuticals Inc	8
1,738	*,e	Corbus Pharmaceuticals Holdings, Inc	10
3,522	*,e	Corcept Therapeutics, Inc	47
820	*,e	Corium International, Inc	0	^
349	*	Corvus Pharmaceuticals, Inc	1
1,848	*,e	CTI BioPharma Corp	1
297	*	Cue Biopharma, Inc	1
2,162	*	Cymabay Therapeutics, Inc	17
1,624	*	Cytokinetics, Inc	10
1,148	*	CytomX Therapeutics, Inc	17
286	*	Deciphera Pharmaceuticals, Inc	6
552	*,e	Denali Therapeutics, Inc	11
1,468	*	Dermira, Inc	11
1,627	*	Dicerna Pharmaceuticals Inc	17
195	*,e	Dova Pharmaceuticals, Inc	1
4,800	*	Durect Corp	2
1,590	*,e	Dynavax Technologies Corp	15
323	*	Eagle Pharmaceuticals, Inc	13
1,310	*	Editas Medicine, Inc	30
1,921	*	Elanco Animal Health, Inc	61
34,676		Eli Lilly & Co	4,013
792	*	Eloxx Pharmaceuticals, Inc	10
1,340	*	Emergent Biosolutions, Inc	79
648	*	Enanta Pharmaceuticals, Inc	46
8,687	*	Endo International plc	63
1,556	*	Enzo Biochem, Inc	4
1,664	*	Epizyme, Inc	10
554	*,e	Esperion Thereapeutics, Inc	25
503	*,e	Evelo Biosciences, Inc	7
4,274	*	Exact Sciences Corp	270
11,271	*	Exelixis, Inc	222
1,546	*	Fate Therapeutics, Inc	20
2,752	*	FibroGen, Inc	127
979	*	Five Prime Therapeutics, Inc	9
1,094	*,e	Flexion Therapeutics Inc	12
1,472	*	Fluidigm Corp	13
751	*	G1 Therapeutics, Inc	14
810	*	Genomic Health, Inc	52
6,445	*,e	Geron Corp	6
47,107		Gilead Sciences, Inc	2,947
1,425	*	Global Blood Therapeutics, Inc	58
1,226	*	GlycoMimetics Inc	12
4,274	*	Halozyme Therapeutics, Inc	63
1,743	*	Heron Therapeutics, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

542	*	Homology Medicines, Inc	$12
6,384	*	Horizon Pharma plc	125
317	*	Idera Pharmaceuticals, Inc	1
5,387	*	Illumina, Inc	1,616
402	*	Immune Design Corp	1
3,349	*	Immunogen, Inc	16
4,854	*,e	Immunomedics, Inc	69
6,468	*	Incyte Corp	411
2,960	*	Innoviva, Inc	52
2,690	*	Inovio Pharmaceuticals, Inc	11
2,469	*	Insmed, Inc	32
998	*,e	Insys Therapeutics, Inc	3
561	*	Intellia Therapeutics, Inc	8
696	*	Intercept Pharmaceuticals, Inc	70
1,040	*	Intersect ENT, Inc	29
1,415	*	Intra-Cellular Therapies, Inc	16
2,121	*,e	Intrexon Corp	14
1,468	*	Invitae Corp	16
4,834	*	Ionis Pharmaceuticals, Inc	261
2,006	*	Iovance Biotherapeutics, Inc	18
5,731	*	IQVIA Holdings, Inc	666
5,284	*	Ironwood Pharmaceuticals, Inc	55
2,166	*	Jazz Pharmaceuticals plc	269
98,029		Johnson & Johnson	12,651
241	*	Jounce Therapeutics, Inc	1
2,507	*,e	Kadmon Holdings, Inc	5
312	*	Kala Pharmaceuticals, Inc	2
1,273	*	Karyopharm Therapeutics, Inc	12
841	*	Kindred Biosciences Inc	9
772	*	Kura Oncology, Inc	11
669	*,e	La Jolla Pharmaceutical Co	6
1,137	*,e	Lannett Co, Inc	6
1,763	*,e	Lexicon Pharmaceuticals, Inc	12
773	*	Ligand Pharmaceuticals, Inc (Class B)	105
978	*	Loxo Oncology, Inc	137
1,582		Luminex Corp	37
1,309	*	MacroGenics, Inc	17
153	*,e	Madrigal Pharmaceuticals, Inc	17
2,997	*	Mallinckrodt plc	47
5,078	*,e	MannKind Corp	5
1,316	*,e	Marinus Pharmaceuticals, Inc	4
2,689	*	Medicines Co	51
1,230	*,e	MediciNova, Inc	10
289	*	Medpace Holdings, Inc	15
343	*	Melinta Therapeutics, Inc	0	^
213	*	Menlo Therapeutics, Inc	1
396	*,e	Mersana Therapeutics, Inc	2
932	*	Mettler-Toledo International, Inc	527
992	*	Minerva Neurosciences, Inc	7
520	*,e	Miragen Therapeutics, Inc	2
664	*	Mirati Therapeutics, Inc	28
2,874	*	Momenta Pharmaceuticals, Inc	32
18,725	*	Mylan NV	513
1,123	*	MyoKardia, Inc	55
2,502	*	Myriad Genetics, Inc	73
689	*	NanoString Technologies, Inc	10
1,198	*	NantKwest, Inc	1
1,110	*	Natera, Inc	15
5,467	*	Nektar Therapeutics	180
2,201	*	NeoGenomics, Inc	28
564	*,e	Neos Therapeutics, Inc	1
3,420	*	Neurocrine Biosciences, Inc	244
866	*	NewLink Genetics Corp	1
11,296	*,e	Novavax, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,041	*,e	Nymox Pharmaceutical Corp	$1
894	*	Ocular Therapeutix, Inc	4
216	*,e	Odonate Therapeutics, Inc	3
1,629	*,e	Omeros Corp	18
13,300	*	Opko Health, Inc	40
584	*,e	Optinose, Inc	4
2,776	*,e	Organovo Holdings, Inc	3
3,094	*	Pacific Biosciences of California, Inc	23
1,521	*	Pacira Pharmaceuticals, Inc	65
934	*,e	Paratek Pharmaceuticals, Inc	5
1,731	*	PDL BioPharma, Inc	5
4,283		PerkinElmer, Inc	336
4,834		Perrigo Co plc	187
211,107		Pfizer, Inc	9,215
720		Phibro Animal Health Corp	23
1,321	*	Pieris Pharmaceuticals, Inc	4
315	*,e	PolarityTE, Inc	4
1,961	*,e	Portola Pharmaceuticals, Inc	38
1,865	*	PRA Health Sciences, Inc	172
2,080	*	Prestige Brands Holdings, Inc	64
2,427	*	Progenics Pharmaceuticals, Inc	10
1,437	*	Prothena Corp plc	15
1,522	*	PTC Therapeutics, Inc	52
1,119	*	Puma Biotechnology, Inc	23
8,215	*	QIAGEN NV	283
442	*	Ra Pharmaceuticals, Inc	8
1,455	*	Radius Health, Inc	24
341	*	Reata Pharmaceuticals, Inc	19
456	*	Recro Pharma, Inc	3
2,955	*	Regeneron Pharmaceuticals, Inc	1,104
1,062	*	REGENXBIO, Inc	45
1,344	*	Repligen Corp	71
1,469	*	Retrophin, Inc	33
879	*	Revance Therapeutics, Inc	18
280	*	Rhythm Pharmaceuticals, Inc	8
4,657	*	Rigel Pharmaceuticals, Inc	11
763	*,e	Rocket Pharmaceuticals, Inc	11
333	*	Rubius Therapeutics, Inc	5
1,586	*	Sage Therapeutics, Inc	152
2,773	*	Sangamo Biosciences, Inc	32
2,236	*	Sarepta Therapeutics, Inc	244
911	*	Savara, Inc	7
95,805		Schering-Plough Corp	7,320
3,768	*	Seattle Genetics, Inc	213
474	*,e	Selecta Biosciences, Inc	1
745	*,e	Seres Therapeutics, Inc	3
547	*	Sienna Biopharmaceuticals, Inc	1
1,913	*,e	SIGA Technologies, Inc	15
332	*,e	Solid Biosciences, Inc	9
3,173	*,e	Sorrento Therapeutics, Inc	8
1,158	*	Spark Therapeutics, Inc	45
2,652	*	Spectrum Pharmaceuticals, Inc	23
573	*	Spring Bank Pharmaceuticals, Inc	6
834	*	Stemline Therapeutics, Inc	8
1,839	*	Supernus Pharmaceuticals, Inc	61
359	*	Syndax Pharmaceuticals, Inc	2
2,126	*	Syneos Health, Inc	84
496	*	Syros Pharmaceuticals, Inc	3
927	*,e	T2 Biosystems, Inc	3
1,333	*,e	Teligent, Inc	2
1,448	*,e	TESARO, Inc	108
1,526	*	Tetraphase Pharmaceuticals, Inc	2
1,870	*	TG Therapeutics, Inc	8
5,906	*,e	TherapeuticsMD, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,625	*,e	Theravance Biopharma, Inc	$42
14,879		Thermo Fisher Scientific, Inc	3,330
327	*	Tocagen, Inc	3
340	*	Tricida, Inc	8
3,764	*	Tyme Technologies, Inc	14
1,517	*	Ultragenyx Pharmaceutical, Inc	66
1,741	*	United Therapeutics Corp	190
717	*,e	UNITY Biotechnology, Inc	12
1,691	*	Vanda Pharmaceuticals, Inc	44
594	*	Veracyte, Inc	7
1,933	*,e	Verastem, Inc	6
1,345	*	Vericel Corp	23
9,439	*	Vertex Pharmaceuticals, Inc	1,564
1,592	*,e	Viking Therapeutics, Inc	12
484	*	Voyager Therapeutics, Inc	5
2,907	*	Waters Corp	548
475	*,e	WaVe Life Sciences Pte Ltd	20
1,460	*	Xencor Inc	53
1,048	*	Zafgen, Inc	5
4,815	*,e	ZIOPHARM Oncology, Inc	9
17,973		Zoetis, Inc	1,537
1,053	*	Zogenix, Inc	38

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	78,374

REAL ESTATE - 3.9%
3,250		Acadia Realty Trust	77
943		Agree Realty Corp	56
2,540		Alexander & Baldwin, Inc	47
51		Alexander’s, Inc	16
3,763		Alexandria Real Estate Equities, Inc	434
466	*,e	Altisource Portfolio Solutions S.A.	10
1,599		American Assets Trust, Inc	64
5,246		American Campus Communities, Inc	217
8,855		American Homes 4 Rent	176
15,853		American Tower Corp	2,508
1,706		Americold Realty Trust	44
5,818		Apartment Investment & Management Co (Class A)	255
7,310		Apple Hospitality REIT, Inc	104
1,658		Armada Hoffler Properties, Inc	23
3,090		Ashford Hospitality Trust, Inc	12
5,036		AvalonBay Communities, Inc	877
769		Bluerock Residential Growth REIT, Inc	7
5,662		Boston Properties, Inc	637
1,249		BraeMar Hotels & Resorts, Inc	11
6,772		Brandywine Realty Trust	87
11,939		Brixmor Property Group, Inc	175
5,469		Brookfield Property REIT, Inc	88
552		Brt Realty Trust	6
3,382		Camden Property Trust	298
2,763		CareTrust REIT, Inc	51
1,667		CatchMark Timber Trust Inc	12
6,537	e	CBL & Associates Properties, Inc	13
11,178	*	CBRE Group, Inc	448
3,595		Cedar Realty Trust, Inc	11
1,449		Chatham Lodging Trust	26
2,308		Chesapeake Lodging Trust	56
1,087		City Office REIT, Inc	11
544		Clipper Realty, Inc	7
20,026		Colony Capital, Inc	94
4,776		Columbia Property Trust, Inc	92
498		Community Healthcare Trust, Inc	14
159		Consolidated-Tomoka Land Co	8
4,609		CoreCivic, Inc	82
419		CorEnergy Infrastructure Trust, Inc	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

473		CorePoint Lodging, Inc	$6
1,335		Coresite Realty	116
3,896		Corporate Office Properties Trust	82
16,091		Cousins Properties, Inc	127
15,104		Crown Castle International Corp	1,641
6,597		CubeSmart	189
1,309	*	Cushman & Wakefield plc	19
3,383		CyrusOne, Inc	179
7,801		DiamondRock Hospitality Co	71
7,617		Digital Realty Trust, Inc	812
5,662		Douglas Emmett, Inc	193
12,847		Duke Realty Corp	333
1,340		Easterly Government Properties, Inc	21
1,286		EastGroup Properties, Inc	118
5,016		Empire State Realty Trust, Inc	71
2,455		Entertainment Properties Trust	157
2,894		Equinix, Inc	1,020
3,801		Equity Commonwealth	114
2,834		Equity Lifestyle Properties, Inc	275
13,086		Equity Residential	864
1,199		Essential Properties Realty Trust, Inc	17
2,377		Essex Property Trust, Inc	583
4,570		Extra Space Storage, Inc	413
967		Farmland Partners, Inc	4
2,807		Federal Realty Investment Trust	331
4,527		First Industrial Realty Trust, Inc	131
400	*	Forestar Group, Inc	6
2,420		Four Corners Property Trust, Inc	63
4,124		Franklin Street Properties Corp	26
1,944		Front Yard Residential Corp	17
309	*	FRP Holdings, Inc	14
6,862		Gaming and Leisure Properties, Inc	222
4,728		Geo Group, Inc	93
1,064		Getty Realty Corp	31
881		Gladstone Commercial Corp	16
547		Global Medical REIT, Inc	5
2,475		Global Net Lease, Inc	44
2,836	*,e	Government Properties Income Trust	19
1,871		Hannon Armstrong Sustainable Infrastructure Capital, Inc	36
17,510		HCP, Inc	489
4,494		Healthcare Realty Trust, Inc	128
7,668		Healthcare Trust of America, Inc	194
1,493		Hersha Hospitality Trust	26
1,412		HFF, Inc (Class A)	47
3,908		Highwoods Properties, Inc	151
5,289		Hospitality Properties Trust	126
26,196		Host Marriott Corp	437
1,318	*	Howard Hughes Corp	129
6,080		Hudson Pacific Properties	177
2,619		Independence Realty Trust, Inc	24
1,511		Industrial Logistics Properties Trust	30
239	e	Innovative Industrial Properties, Inc	11
460		Investors Real Estate Trust	23
11,120		Invitation Homes, Inc	223
10,280		Iron Mountain, Inc	333
2,674		iStar Financial, Inc	25
3,369		JBG SMITH Properties	117
322		Jernigan Capital, Inc	6
1,588		Jones Lang LaSalle, Inc	201
5,205		Kennedy-Wilson Holdings, Inc	95
3,350		Kilroy Realty Corp	211
16,000		Kimco Realty Corp	234
3,243		Kite Realty Group Trust	46
3,092		Lamar Advertising Co	214

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,135		Lexington Realty Trust	$67
5,077		Liberty Property Trust	213
1,802		Life Storage, Inc	168
1,530		LTC Properties, Inc	64
5,384		Macerich Co	233
3,534		Mack-Cali Realty Corp	69
569	*	Marcus & Millichap, Inc	20
231	*	Maui Land & Pineapple Co, Inc	2
996		MedEquities Realty Trust, Inc	7
12,964		Medical Properties Trust, Inc	208
4,212		Mid-America Apartment Communities, Inc	403
2,597		Monmouth Real Estate Investment Corp (Class A)	32
1,356		National Health Investors, Inc	102
5,301		National Retail Properties, Inc	257
1,700		National Storage Affiliates Trust	45
3,164		New Senior Investment Group, Inc	13
4,651		Newmark Group, Inc	37
662		NexPoint Residential Trust, Inc	23
2,094		NorthStar Realty Europe Corp	30
7,596		Omega Healthcare Investors, Inc	267
567		One Liberty Properties, Inc	14
5,152		Outfront Media, Inc	93
7,621		Paramount Group, Inc	96
7,462		Park Hotels & Resorts, Inc	194
5,135		Pebblebrook Hotel Trust	145
2,702	e	Pennsylvania REIT	16
5,940		Physicians Realty Trust	95
4,321		Piedmont Office Realty Trust, Inc	74
2,502		Potlatch Corp	79
2,737		Preferred Apartment Communities, Inc	38
22,420		Prologis, Inc	1,316
762		PS Business Parks, Inc	100
5,396		Public Storage, Inc	1,092
1,829		QTS Realty Trust, Inc	68
4,462		Rayonier, Inc	124
732		Re/Max Holdings, Inc	23
4,163	e	Realogy Holdings Corp	61
10,419		Realty Income Corp	657
2,193	*,e	Redfin Corp	32
5,824		Regency Centers Corp	342
4,204		Retail Opportunities Investment Corp	67
6,690		Retail Properties of America, Inc	73
605	*	Retail Value, Inc	15
2,561		Rexford Industrial Realty, Inc	75
6,612		RLJ Lodging Trust	108
283		RMR Group, Inc	15
3,057		RPT Realty	37
1,712		Ryman Hospitality Properties	114
6,162		Sabra Healthcare REIT, Inc	102
401		Safety Income and Growth, Inc	8
392		Saul Centers, Inc	19
4,023	*	SBA Communications Corp	651
1,918		Select Income REIT	14
9,263		Senior Housing Properties Trust	109
990	e	Seritage Growth Properties	32
11,271		Simon Property Group, Inc	1,893
6,051		SITE Centers Corp	67
3,174		SL Green Realty Corp	251
1,885		Spirit MTA REIT	13
3,189		Spirit Realty Capital, Inc	112
1,876	*	St. Joe Co	25
3,470		STAG Industrial, Inc	86
9,293		Starwood Property Trust, Inc	183
6,501		STORE Capital Corp	184

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

218	*	Stratus Properties, Inc	$5
3,928		Summit Hotel Properties, Inc	38
2,801		Sun Communities, Inc	285
8,527		Sunstone Hotel Investors, Inc	111
3,676	e	Tanger Factory Outlet Centers, Inc	74
2,340		Taubman Centers, Inc	106
834	*	Tejon Ranch Co	14
1,821		Terreno Realty Corp	64
1,934		Tier REIT, Inc	40
761	*	Trinity Place Holdings, Inc	3
10,089		UDR, Inc	400
994		UMH Properties, Inc	12
6,462		Uniti Group, Inc	101
294		Universal Health Realty Income Trust	18
3,855		Urban Edge Properties	64
1,188		Urstadt Biddle Properties, Inc (Class A)	23
13,411		Ventas, Inc	786
38,221		VEREIT, Inc	273
13,187		VICI Properties, Inc	248
6,401		Vornado Realty Trust	397
7,181		Washington Prime Group, Inc	35
3,060		Washington REIT	70
4,685		Weingarten Realty Investors	116
14,133		Welltower, Inc	981
28,023		Weyerhaeuser Co	613
1,293		Whitestone REIT	16
5,134		WP Carey, Inc	335
4,278		Xenia Hotels & Resorts, Inc	74

		TOTAL REAL ESTATE	35,818

RETAILING - 5.9%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	15
2,429		Aaron’s, Inc	102
2,820		Abercrombie & Fitch Co (Class A)	57
2,632		Advance Auto Parts, Inc	414
14,862	*	Amazon.com, Inc	22,323
6,015		American Eagle Outfitters, Inc	116
367	*	America’s Car-Mart, Inc	27
727	*	Asbury Automotive Group, Inc	48
5,932	*	Ascena Retail Group, Inc	15
978	*	At Home Group, Inc	18
1,281	*	Autonation, Inc	46
956	*	AutoZone, Inc	801
1,364	*	Barnes & Noble Education, Inc	6
2,159		Barnes & Noble, Inc	15
4,627		Bed Bath & Beyond, Inc	52
8,970		Best Buy Co, Inc	475
824	e	Big 5 Sporting Goods Corp	2
1,547		Big Lots, Inc	45
1,502	*	BJ’s Wholesale Club Holdings, Inc	33
1,719	*	Booking Holdings, Inc	2,961
517	*	Boot Barn Holdings, Inc	9
1,023	e	Buckle, Inc	20
2,479	*	Burlington Stores, Inc	403
1,517		Caleres, Inc	42
437	e	Camping World Holdings, Inc	5
6,520	*	CarMax, Inc	409
1,051	*,e	Carvana Co	34
966		Cato Corp (Class A)	14
4,716		Chico’s FAS, Inc	27
670		Children’s Place Retail Stores, Inc	60
619		Citi Trends, Inc	13
708	*	Conn’s, Inc	13
764	*	Container Store Group, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,444		Core-Mark Holding Co, Inc	$34
3,329		Dick’s Sporting Goods, Inc	104
590	e	Dillard’s, Inc (Class A)	36
9,689		Dollar General Corp	1,047
8,448	*	Dollar Tree, Inc	763
2,565		DSW, Inc (Class A)	63
404	*,e	Duluth Holdings, Inc	10
34,041	*	eBay, Inc	956
4,286	*	Etsy, Inc	204
4,386		Expedia, Inc	494
3,087	*	Express Parent LLC	16
2,096	*	Five Below, Inc	214
1,415	*	Floor & Decor Holdings, Inc	37
4,365		Foot Locker, Inc	232
322	*,e	Gaia, Inc	3
3,029	e	GameStop Corp (Class A)	38
8,144		Gap, Inc	210
254	*	Genesco, Inc	11
5,136		Genuine Parts Co	493
2,663	*,e	GNC Holdings, Inc	6
787		Group 1 Automotive, Inc	42
13,160	*	Groupon, Inc	42
3,346	*	GrubHub, Inc	257
2,487		Guess?, Inc	52
715		Haverty Furniture Cos, Inc	13
948	*	Hibbett Sports, Inc	14
41,992		Home Depot, Inc	7,215
1,422	*	Hudson Ltd	24
437	*	J. Jill, Inc	2
12,004	*,e	JC Penney Co, Inc	13
705	*	Kirkland’s, Inc	7
6,314		Kohl’s Corp	419
7,726		L Brands, Inc	198
487	*	Lands’ End, Inc	7
487	*	Leaf Group Ltd	3
2,114	*	Liberty Expedia Holdings, Inc	83
1,143	*	Liquidity Services, Inc	7
908		Lithia Motors, Inc (Class A)	69
10,704	*	LKQ Corp	254
29,750		Lowe’s Companies, Inc	2,748
1,099	*,e	Lumber Liquidators, Inc	10
11,147		Macy’s, Inc	332
1,129	*	MarineMax, Inc	21
3,766	*	Michaels Cos, Inc	51
1,185		Monro Muffler, Inc	82
924	*	Murphy USA, Inc	71
1,254	*	National Vision Holdings, Inc	35
4,562		Nordstrom, Inc	213
1,156		Nutri/System, Inc	51
20,474		Office Depot, Inc	53
1,846	*	Ollie’s Bargain Outlet Holdings, Inc	123
2,878	*	O’Reilly Automotive, Inc	991
567	*,e	Overstock.com, Inc	8
1,066	*,e	Party City Holdco, Inc	11
633		Penske Auto Group, Inc	26
765	e	PetMed Express, Inc	18
1,369		Pool Corp	204
2,851	*	Quotient Technology, Inc	30
14,260	*	Qurate Retail Group, Inc QVC Group	278
1,673	*	Rent-A-Center, Inc	27
769	*	RH	92
13,458		Ross Stores, Inc	1,120
3,687	*	Sally Beauty Holdings, Inc	63
576		Shoe Carnival, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,315	*	Shutterfly, Inc	$53
719		Shutterstock, Inc	26
2,200		Signet Jewelers Ltd	70
1,596	*	Sleep Number Corp	51
1,157		Sonic Automotive, Inc (Class A)	16
1,434	*	Sportsman’s Warehouse Holdings, Inc	6
618	*	Stamps.com, Inc	96
1,859		Tailored Brands, Inc	25
19,566		Target Corp	1,293
4,588		Tiffany & Co	369
1,314		Tile Shop Holdings, Inc	7
432		Tilly’s, Inc	5
45,412		TJX Companies, Inc	2,032
4,523		Tractor Supply Co	377
2,073	*	Ulta Beauty, Inc	508
2,603	*	Urban Outfitters, Inc	86
2,078	*	Wayfair, Inc	187
252		Weyco Group, Inc	7
3,375	e	Williams-Sonoma, Inc	170
94		Winmark Corp	15
686	*	Zumiez, Inc	13

		TOTAL RETAILING	54,405

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
716	*	Acacia Communications, Inc	27
1,546	*	Advanced Energy Industries, Inc	66
32,614	*	Advanced Micro Devices, Inc	602
844	*	Alpha & Omega Semiconductor Ltd	9
1,266	*	Ambarella, Inc	44
3,751	*	Amkor Technology, Inc	25
13,361		Analog Devices, Inc	1,147
36,201		Applied Materials, Inc	1,185
766	*	Aquantia Corp	7
1,183	*	Axcelis Technologies, Inc	21
1,452	*	AXT, Inc	6
15,119		Broadcom, Inc	3,844
2,689		Brooks Automation, Inc	70
1,007		Cabot Microelectronics Corp	96
839	*	Ceva, Inc	19
2,507	*	Cirrus Logic, Inc	83
1,495		Cohu, Inc	24
3,781	*	Cree, Inc	162
12,862		Cypress Semiconductor Corp	164
1,498	*	Diodes, Inc	48
5,537		Entegris, Inc	154
2,741	*	First Solar, Inc	116
2,989	*	Formfactor, Inc	42
445	*,e	Ichor Holdings Ltd	7
705	*	Impinj, Inc	10
1,603	*,e	Inphi Corp	52
4,497	*	Integrated Device Technology, Inc	218
167,539		Intel Corp	7,863
5,709		Kla-Tencor Corp	511
2,498	*	Kopin Corp	2
5,688		Lam Research Corp	775
5,097	*	Lattice Semiconductor Corp	35
1,568	*	MA-COM Technology Solutions	23
20,390		Marvell Technology Group Ltd	330
9,800		Maxim Integrated Products, Inc	498
2,280	*	MaxLinear, Inc	40
8,299		Microchip Technology, Inc	597
41,677	*	Micron Technology, Inc	1,322
1,742		MKS Instruments, Inc	113
1,572		Monolithic Power Systems, Inc	183

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,014	*	Nanometrics, Inc	$28
1,216	*,e	NeoPhotonics Corp Ltd	8
192		NVE Corp	17
21,164		NVIDIA Corp	2,825
12,905		NXP Semiconductors NV	946
15,220	*	ON Semiconductor Corp	251
1,181	*	PDF Solutions, Inc	10
2,703	*	Photronics, Inc	26
1,113		Power Integrations, Inc	68
4,356	*	Qorvo, Inc	265
44,617		QUALCOMM, Inc	2,539
4,243	*	Rambus, Inc	33
1,221	*	Rudolph Technologies, Inc	25
2,520	*	Semtech Corp	116
1,625	*	Silicon Laboratories, Inc	128
6,509		Skyworks Solutions, Inc	436
51	*,e	SMART Global Holdings, Inc	1
2,299	*,e	SunPower Corp	11
7,076		Teradyne, Inc	222
35,521		Texas Instruments, Inc	3,357
1,266	*	Ultra Clean Holdings	11
1,575	e	Universal Display Corp	147
1,833	*	Veeco Instruments, Inc	14
4,186		Versum Materials, Inc	116
9,147		Xilinx, Inc	779
1,849		Xperi Corp	34

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	32,953

SOFTWARE & SERVICES - 10.9%
1,998	*	2U, Inc	99
3,462	*	8x8, Inc	62
1,883	*	A10 Networks, Inc	12
23,319		Accenture plc	3,288
4,522	*	ACI Worldwide, Inc	125
17,995	*	Adobe, Inc	4,071
6,269	*	Akamai Technologies, Inc	383
792	*	Alarm.com Holdings, Inc	41
1,710		Alliance Data Systems Corp	257
906	*	Altair Engineering, Inc	25
657	*	Alteryx, Inc	39
781	*	Amber Road, Inc	6
5,013		Amdocs Ltd	294
1,091		American Software, Inc (Class A)	11
303	*	Anaplan, Inc	8
3,091	*	Ansys, Inc	442
244	*	Appfolio, Inc	14
1,241	*	Apptio, Inc	47
2,704	*	Aspen Technology, Inc	222
3,301	*	Atlassian Corp plc	294
7,939	*	Autodesk, Inc	1,021
15,917		Automatic Data Processing, Inc	2,087
203	*	Avalara, Inc	6
3,817	*	Avaya Holdings Corp	56
613	*	Benefitfocus, Inc	28
5,264	*	Black Knight, Inc	237
1,852		Blackbaud, Inc	117
1,191	*	Blackline, Inc	49
5,256		Booz Allen Hamilton Holding Co	237
1,563	*	Bottomline Technologies, Inc	75
4,699	*	Box, Inc	79
1,247	*	Brightcove, Inc	9
4,137		Broadridge Financial Solutions, Inc	398
946	*	CACI International, Inc (Class A)	136
9,861	*	Cadence Design Systems, Inc	429

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

267	*	Carbon Black, Inc	$4
960	*	Carbonite, Inc	24
1,770	*	Cardtronics plc	46
576		Cass Information Systems, Inc	30
4,696		CDK Global, Inc	225
837	*	Ceridian HCM Holding, Inc	29
921	*	ChannelAdvisor Corp	10
1,430	*	Cision Ltd	17
4,735		Citrix Systems, Inc	485
3,664	*	Cloudera, Inc	41
21,131		Cognizant Technology Solutions Corp (Class A)	1,341
1,509	*	Commvault Systems, Inc	89
7,418	*	Conduent, Inc	79
861		ConvergeOne Holdings, Inc	11
2,077	*	Cornerstone OnDemand, Inc	105
1,958	*	Coupa Software, Inc	123
1,299		CSG Systems International, Inc	41
335	*	Digimarc Corp	5
2,582	*,e	DocuSign, Inc	104
291	*	Domo, Inc	6
10,085		DXC Technology Co	536
927	e	Ebix, Inc	39
648	*	eGain Corp	4
135	*	Elastic NV	10
1,316	*	Ellie Mae, Inc	83
2,483	*	Endurance International Group Holdings, Inc	17
1,657	*	Envestnet, Inc	82
1,908	*	EPAM Systems, Inc	221
1,684	*	Euronet Worldwide, Inc	172
662	*	Everbridge, Inc	38
2,472	*	Everi Holdings, Inc	13
2,375		EVERTEC, Inc	68
503	*	Evo Payments, Inc	12
1,735	*	Exela Technologies, Inc	7
1,241	*	ExlService Holdings, Inc	65
1,096	*	Fair Isaac Corp	205
11,993		Fidelity National Information Services, Inc	1,230
6,880	*	FireEye, Inc	112
3,306	*	First American Corp	110
19,764	*	First Data Corp	334
14,423	*	Fiserv, Inc	1,060
2,029	*	Five9, Inc	89
3,223	*	FleetCor Technologies, Inc	599
1,062	*	ForeScout Technologies, Inc	28
5,020	*	Fortinet, Inc	354
3,300	*	Gartner, Inc	422
5,261		Genpact Ltd	142
5,776		Global Payments, Inc	596
5,554	*	GoDaddy, Inc	364
1,166	*,e	GTT Communications, Inc	28
2,905	*	Guidewire Software, Inc	233
1,077		Hackett Group, Inc	17
1,639	*	Hortonworks, Inc	24
1,304	*	HubSpot, Inc	164
1,304	*	Imperva, Inc	73
1,377	*	Information Services Group, Inc	6
825	*	Instructure, Inc	31
790	*,e	Internap Corp	3
33,210		International Business Machines Corp	3,775
8,867		Intuit, Inc	1,745
1,794		j2 Global, Inc	124
2,895		Jack Henry & Associates, Inc	366
5,319		Leidos Holdings, Inc	280
3,363	*	Limelight Networks, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,140	*	Liveperson, Inc	$40
3,018	*	LiveRamp Holdings, Inc	117
1,820		LogMeIn, Inc	148
745	*	Majesco	5
2,696	*	Manhattan Associates, Inc	114
1,025		Mantech International Corp (Class A)	54
33,412		MasterCard, Inc (Class A)	6,303
2,490		MAXIMUS, Inc	162
276,926		Microsoft Corp	28,127
367	*	MicroStrategy, Inc (Class A)	47
1,433	*	MINDBODY, Inc	52
1,253	*	Mitek Systems, Inc	14
1,693	*	MobileIron, Inc	8
844	*	Model N, Inc	11
1,065	*	MoneyGram International, Inc	2
1,609		Monotype Imaging Holdings, Inc	25
1,631	*	New Relic, Inc	132
2,596		NIC, Inc	32
11,208	*	Nuance Communications, Inc	148
4,052	*	Nutanix, Inc	169
3,179	*	Okta, Inc	203
1,227	*	OneSpan, Inc	16
94,143		Oracle Corp	4,251
444	*	Park City Group, Inc	3
11,779		Paychex, Inc	767
1,911	*	Paycom Software, Inc	234
1,003	*	Paylocity Holding Corp	60
43,511	*	PayPal Holdings, Inc	3,659
1,438		Pegasystems, Inc	69
1,320	*	Perficient, Inc	29
5,214		Perspecta, Inc	90
757	*	Pluralsight, Inc	18
707		Presidio, Inc	9
621	*	PRGX Global, Inc	6
1,791		Progress Software Corp	64
1,867	*	Proofpoint, Inc	156
1,099	*	PROS Holdings, Inc	35
4,095	*	PTC, Inc	339
1,206	*	Q2 Holdings, Inc	60
400		QAD, Inc (Class A)	16
1,213	*	Qualys, Inc	91
809	*	Rapid7, Inc	25
2,285	*	RealPage, Inc	110
6,585	*	Red Hat, Inc	1,157
2,430	*	RingCentral, Inc	200
10,188		Sabre Corp	220
1,841	*	SailPoint Technologies Holding, Inc	43
25,835	*	salesforce.com, Inc	3,539
1,738		Science Applications International Corp	111
257	*,e	SecureWorks Corp	4
266	*	SendGrid, Inc	11
6,396	*	ServiceNow, Inc	1,139
2,827	*	ServiceSource International LLC	3
266	*,e	ShotSpotter, Inc	8
5,371	*	Splunk, Inc	563
690	*	SPS Commerce, Inc	57
10,606	*	Square, Inc	595
7,627		SS&C Technologies Holdings, Inc	344
871	*,e	SVMK, Inc	11
1,325	e	Switch, Inc	9
1,511	*	Sykes Enterprises, Inc	37
23,044		Symantec Corp	435
5,312	*	Synopsys, Inc	447
2,342	*	Tableau Software, Inc	281

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,099	*	Telaria, Inc	$6
834	*	TeleNav, Inc	3
303	*	Tenable Holdings, Inc	7
4,419	*	Teradata Corp	170
4,572		TiVo Corp	43
6,552		Total System Services, Inc	533
1,162	*	Trade Desk, Inc	135
4,786		Travelport Worldwide Ltd	75
541		TTEC Holdings, Inc	15
349	*,e	Tucows, Inc	21
2,425	*	Twilio, Inc	217
1,396	*	Tyler Technologies, Inc	259
1,115	*	Ultimate Software Group, Inc	273
2,160	*,e	Unisys Corp	25
265	*	Upland Software, Inc	7
1,028	*	Varonis Systems, Inc	54
2,429	*	Verint Systems, Inc	103
3,905	*	VeriSign, Inc	579
2,063	*,e	VirnetX Holding Corp	5
1,072	*	Virtusa Corp	46
64,932		Visa, Inc (Class A)	8,567
2,550		VMware, Inc (Class A)	350
16,201		Western Union Co	276
1,532	*	WEX, Inc	215
5,379	*	Workday, Inc	859
912	*	Workiva, Inc	33
10,607	*	Worldpay, Inc	811
2,990	*	Yext, Inc	44
3,760	*	Zendesk, Inc	219
2,044	*	Zix Corp	12
2,136	*	Zscaler, Inc	84

		TOTAL SOFTWARE & SERVICES	100,688

TECHNOLOGY HARDWARE & EQUIPMENT - 5.3%
4,245	*	3D Systems Corp	43
1,869		Adtran, Inc	20
932	*	Aerohive Networks, Inc	3
596	*	Agilysys, Inc	9
10,617		Amphenol Corp (Class A)	860
1,131	*	Anixter International, Inc	61
173,841	d	Apple, Inc	27,421
712	*,e	Applied Optoelectronics, Inc	11
2,109	*	Arista Networks, Inc	444
6,515	*	ARRIS International plc	199
2,894	*	Arrow Electronics, Inc	200
1,363	*	Avid Technology, Inc	6
4,242		Avnet, Inc	153
1,630		AVX Corp	25
1,096		Badger Meter, Inc	54
429		Bel Fuse, Inc (Class B)	8
1,632		Belden CDT, Inc	68
1,932		Benchmark Electronics, Inc	41
1,369	*	CalAmp Corp	18
1,907	*	Calix, Inc	19
176	*	Casa Systems, Inc	2
5,378		CDW Corp	436
5,012	*	Ciena Corp	170
166,923		Cisco Systems, Inc	7,233
522	*	Clearfield, Inc	5
6,048		Cognex Corp	234
954	*	Coherent, Inc	101
6,754	*	CommScope Holding Co, Inc	111
784		Comtech Telecommunications Corp	19
938	*	Control4 Corp	16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

28,424		Corning, Inc	$859
1,568	*	Cray, Inc	34
1,256		CTS Corp	33
48		Daktronics, Inc	0	^
4,566	*	Dell Technologies, Inc	223
2,906	e	Diebold, Inc	7
1,019	*	Digi International, Inc	10
2,138		Dolby Laboratories, Inc (Class A)	132
789	*,e	Eastman Kodak Co	2
1,847	*	EchoStar Corp (Class A)	68
1,199	*	Electro Scientific Industries, Inc	36
1,788	*	Electronics for Imaging, Inc	44
518	*	ePlus, Inc	37
4,537	*	Extreme Networks, Inc	28
2,205	*	F5 Networks, Inc	357
1,440	*	Fabrinet	74
655	*	FARO Technologies, Inc	27
4,415	*	Finisar Corp	95
6,696	*	Fitbit, Inc	33
4,988		Flir Systems, Inc	217
3,142	*	Harmonic, Inc	15
55,459		Hewlett Packard Enterprise Co	733
58,545		HP, Inc	1,198
2,439	*	II-VI, Inc	79
1,305	*	Immersion Corp	12
5,792	*	Infinera Corp	23
1,383	*	Insight Enterprises, Inc	56
1,347		InterDigital, Inc	89
1,406	*	IPG Photonics Corp	159
944	*	Iteris, Inc	4
1,329	*	Itron, Inc	63
5,895		Jabil Circuit, Inc	146
12,811		Juniper Networks, Inc	345
1,750		Kemet Corp	31
6,871	*	Keysight Technologies, Inc	427
1,038	*	Kimball Electronics, Inc	16
3,427	*	Knowles Corp	46
758	*	KVH Industries, Inc	8
939		Littelfuse, Inc	161
2,759	*	Lumentum Holdings, Inc	116
1,366	*,e	Maxwell Technologies, Inc	3
126		Mesa Laboratories, Inc	26
1,398		Methode Electronics, Inc	33
5,680		Motorola, Inc	653
632		MTS Systems Corp	25
428	*	Napco Security Technologies, Inc	7
4,043		National Instruments Corp	183
4,702	*	NCR Corp	109
9,394		NetApp, Inc	561
1,274	*	Netgear, Inc	66
3,375	*	Netscout Systems, Inc	80
236	*,e	nLight, Inc	4
1,269	*	Novanta, Inc	80
673	*	OSI Systems, Inc	49
3,213	*	Palo Alto Networks, Inc	605
766		Park Electrochemical Corp	14
430		PC Connection, Inc	13
1,300		Plantronics, Inc	43
1,309	*	Plexus Corp	67
6,099	*	Pure Storage, Inc	98
807	*	Quantenna Communications, Inc	12
2,205	*	Ribbon Communications, Inc	11
701	*	Rogers Corp	69
2,856	*	Sanmina Corp	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

958	*	Scansource, Inc	$33
1,939	*	Stratasys Ltd	35
1,338	*	Synaptics, Inc	50
1,480		SYNNEX Corp	120
1,361	*	Tech Data Corp	111
9,398	*	Trimble Navigation Ltd	309
3,576	*	TTM Technologies, Inc	35
563	e	Ubiquiti Networks, Inc	56
1,586	*	USA Technologies, Inc	6
2,057	*,e	Viasat, Inc	121
8,882	*	Viavi Solutions, Inc	89
5,245		Vishay Intertechnology, Inc	94
398	*	Vishay Precision Group, Inc	12
10,553		Western Digital Corp	390
7,295		Xerox Corp	144
1,840	*	Zebra Technologies Corp (Class A)	293

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	48,811

TELECOMMUNICATION SERVICES - 2.0%
263,950		AT&T, Inc	7,533
373		ATN International, Inc	27
1,565	*	Boingo Wireless, Inc	32
35,344		CenturyLink, Inc	536
1,877	*	Cincinnati Bell, Inc	15
1,599		Cogent Communications Group, Inc	72
2,586		Consolidated Communications Holdings, Inc	26
3,091	*,e	Frontier Communications Corp	7
2,248	*,e	Gogo, Inc	7
1,272	*	Intelsat S.A.	27
2,990	*	Iridium Communications, Inc	55
3,269	*,e	NII Holdings, Inc	14
661	*	Ooma, Inc	9
2,552	*	Orbcomm, Inc	21
410	*	pdvWireless, Inc	15
1,811		Shenandoah Telecom Co	80
859		Spok Holdings, Inc	11
24,656	*	Sprint Corp	144
3,834		Telephone & Data Systems, Inc	125
10,941	*	T-Mobile US, Inc	696
176	*	US Cellular Corp	9
151,357		Verizon Communications, Inc	8,509
7,849	*	Vonage Holdings Corp	69
7,262	*	Zayo Group Holdings, Inc	166

		TOTAL TELECOMMUNICATION SERVICES	18,205

TRANSPORTATION - 2.0%
2,138	*	Air Transport Services Group, Inc	49
4,469		Alaska Air Group, Inc	272
502		Allegiant Travel Co	50
260		Amerco, Inc	85
15,587		American Airlines Group, Inc	501
1,131		Arkansas Best Corp	39
913	*	Atlas Air Worldwide Holdings, Inc	39
2,527	*	Avis Budget Group, Inc	57
5,125		CH Robinson Worldwide, Inc	431
1,092		Copa Holdings S.A. (Class A)	86
1,032		Costamare, Inc	5
452	*	Covenant Transportation Group, Inc	9
29,671		CSX Corp	1,843
763	*	Daseke, Inc	3
23,072		Delta Air Lines, Inc	1,151
1,536	*	Eagle Bulk Shipping, Inc	7
1,070	*	Echo Global Logistics, Inc	22
6,349		Expeditors International of Washington, Inc	432

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

8,982		FedEx Corp	$1,449
902		Forward Air Corp	49
2,185	*	Genesee & Wyoming, Inc (Class A)	162
1,746		Hawaiian Holdings, Inc	46
1,188		Heartland Express, Inc	22
2,016	*	Hertz Global Holdings, Inc	28
1,279	*	Hub Group, Inc (Class A)	47
3,200		JB Hunt Transport Services, Inc	298
10,338	*	JetBlue Airways Corp	166
3,722		Kansas City Southern Industries, Inc	355
2,088	*	Kirby Corp	141
4,783		Knight-Swift Transportation Holdings, Inc	120
1,543		Landstar System, Inc	148
3,019		Macquarie Infrastructure Co LLC	110
1,495		Marten Transport Ltd	24
1,675		Matson, Inc	54
10,300		Norfolk Southern Corp	1,540
2,413		Old Dominion Freight Line	298
334		Park-Ohio Holdings Corp	10
1,449	*	Radiant Logistics, Inc	6
1,666		Ryder System, Inc	80
1,798	*	Safe Bulkers, Inc	3
945	*	Saia, Inc	53
1,179		Schneider National, Inc	22
2,180		Scorpio Bulkers, Inc	12
1,961		Skywest, Inc	87
18,733		Southwest Airlines Co	871
2,736	*	Spirit Airlines, Inc	158
26,900		Union Pacific Corp	3,719
8,888	*	United Continental Holdings, Inc	744
25,159		United Parcel Service, Inc (Class B)	2,454
200		Universal Truckload Services, Inc	4
1,875		Werner Enterprises, Inc	55
4,303	*	XPO Logistics, Inc	245
147	*	YRC Worldwide, Inc	0	^

		TOTAL TRANSPORTATION	18,661

UTILITIES - 3.3%
24,589		AES Corp	356
1,901		Allete, Inc	145
8,576		Alliant Energy Corp	362
8,765		Ameren Corp	572
18,027		American Electric Power Co, Inc	1,347
1,409		American States Water Co	94
6,446		American Water Works Co, Inc	585
6,497		Aqua America, Inc	222
443	*	AquaVenture Holdings Ltd	8
366		Artesian Resources Corp	13
5,498	*,e	Atlantic Power Corp	12
3,854		Atmos Energy Corp	357
2,130		Avangrid, Inc	107
2,203		Avista Corp	94
1,582		Black Hills Corp	99
812	*,e	Cadiz, Inc	8
1,860		California Water Service Group	89
18,313		Centerpoint Energy, Inc	517
640		Chesapeake Utilities Corp	52
1,290		Clearway Energy, Inc (Class A)	22
2,243		Clearway Energy, Inc (Class C)	39
10,479		CMS Energy Corp	520
438		Connecticut Water Service, Inc	29
11,245		Consolidated Edison, Inc	860
626		Consolidated Water Co, Inc	7
23,737		Dominion Resources, Inc	1,696

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,614		DTE Energy Co	$729
25,990		Duke Energy Corp	2,243
11,609		Edison International	659
1,320		El Paso Electric Co	66
6,288		Entergy Corp	541
9,765		Evergy, Inc	554
11,262		Eversource Energy	732
35,159		Exelon Corp	1,586
17,706		FirstEnergy Corp	665
349		Global Water Resources, Inc	4
3,788		Hawaiian Electric Industries, Inc	139
1,806		Idacorp, Inc	168
7,499		MDU Resources Group, Inc	179
1,395		MGE Energy, Inc	84
644		Middlesex Water Co	34
2,568		National Fuel Gas Co	131
3,351		New Jersey Resources Corp	153
17,394		NextEra Energy, Inc	3,023
13,494		NiSource, Inc	342
1,124		Northwest Natural Holding Co	68
1,853		NorthWestern Corp	110
10,334		NRG Energy, Inc	409
7,848		OGE Energy Corp	308
2,027		ONE Gas, Inc	161
1,582		Ormat Technologies, Inc	83
1,523		Otter Tail Corp	76
2,658		Pattern Energy Group, Inc	49
19,186	*	PG&E Corp	456
3,779		Pinnacle West Capital Corp	322
3,215		PNM Resources, Inc	132
3,158		Portland General Electric Co	145
25,287		PPL Corp	716
18,141		Public Service Enterprise Group, Inc	944
626	*	Pure Cycle Corp	6
263		RGC Resources, Inc	8
5,272		SCANA Corp	252
9,811		Sempra Energy	1,061
678		SJW Corp	38
3,054		South Jersey Industries, Inc	85
37,793		Southern Co	1,660
1,840		Southwest Gas Corp	141
431	e	Spark Energy, Inc	3
1,831		Spire, Inc	136
1,698		TerraForm Power, Inc	19
6,086		UGI Corp	325
534		Unitil Corp	27
2,800		Vectren Corp	202
13,883	*	Vistra Energy Corp	318
11,703		WEC Energy Group, Inc	811
18,569		Xcel Energy, Inc	915
490		York Water Co	16

		TOTAL UTILITIES	30,246

		TOTAL COMMON STOCKS	917,516

		(Cost $417,196)

RIGHTS / WARRANTS - 0.0%

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
4,469	†	Media General, Inc	0

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	0

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY			VALUE (000)

DIVERSIFIED FINANCIALS - 0.0%
92		Emergent Capital Inc			$0

		TOTAL DIVERSIFIED FINANCIALS			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	†	Forest Laboratories, Inc CVR			1
244	†	Omthera Pharmaceuticals, Inc			0	^
390		Tobira Therapeutics, Inc			0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1

		TOTAL RIGHTS / WARRANTS			1

		(Cost $0)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.5%
$ 4,330,000		Federal Home Loan Bank (FHLB) FHLB	2.150%	01/02/19	4,330

		TOTAL GOVERNMENT AGENCY DEBT			4,330

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
4,765,978	c	State Street Navigator Securities Lending Government Money Market Portfolio			4,766

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,766

		TOTAL SHORT-TERM INVESTMENTS			9,096

		(Cost $9,096)
		TOTAL INVESTMENTS - 100.5%			926,613
		(Cost $426,292)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(4,655)

		NET ASSETS - 100.0%			$921,958

Abbreviation(s):

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

^	Amount represents less than $1,000.
*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The value of securities on loan is $4,611,054.

Cost amounts are in thousands.

Futures contracts outstanding as of December 31, 2018 were as follows (notional amounts and values are in thousands):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	36	03/15/19	$4,781	$4,509	$(272)

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contractowners of the Stock Index Account of TIAA Separate Account VA-1

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of Stock Index Account of TIAA Separate Account VA-1 (the “Account”) as of December 31, 2018, the related statement of operations for the year ended December 31, 2018, the statement of changes in net assets for each of the two years in the period ended December 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2018 (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of December 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2018 and the financial highlights for each of the five years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 21, 2019

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: February 21, 2019	By: /s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 21, 2019	By: /s/ Carol W. Deckbar
Carol W. Deckbar
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: February 21, 2019	By: /s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer